UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

HSBC GROWTH FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

Value ($)
Affiliated Portfolio—100.0%
HSBC Growth Portfolio	71,977,934
TOTAL INVESTMENT SECURITIES — 100.0%	71,977,934

Percentages indicated are based on net assets of $71,964,283.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

Value ($)
Affiliated Portfolio—100.0%
HSBC Opportunity Portfolio	10,841,260
TOTAL INVESTMENT SECURITIES — 100.0%	10,841,260

Percentages indicated are based on net assets of $10,844,573.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes – 98.1%
New York – 97.2%
Albany IDA Civic Facility
Revenue, Series A, 0.13%,
6/1/38, (LOC TD Bank N.A.) (a)	5,755,000	5,755,000
Albany IDA Civic Facility
Revenue, Series A, 0.13%,
7/1/38, (LOC TD Banknorth
N.A.) (a)	4,100,000	4,100,000
Albany IDA Housing Revenue
Department of Public Work,
0.19%, 8/15/35, AMT, (Credit
Support FNMA) (a)	1,000,000	1,000,000
Buffalo Municipal Water
Finance Authority Water
Systems Revenue, 0.14%,
7/1/35, (LOC JPMorgan Chase
Bank) (a)	5,250,000	5,250,000
Dutchess County IDA Civic
Facility Revenue, Series A,
0.14%, 7/1/38, (LOC TD Bank
N.A.) (a)	3,900,000	3,900,000
Long Island Power Authority
Electrical Systems Revenue,
Series 2, Sub-series 2-B,
0.20%, 5/1/33, (LOC
Bayerische Landesbank) (a)	8,000,000	8,000,000
Long Island Power Authority
Electrical Systems Revenue,
Series C, 0.15%, 5/1/33, (LOC
Barclays Bank plc) (a)	5,000,000	5,000,000
Long Island Power Authority
Electrical Systems Revenue,
Series D, 0.14%, 12/1/29,
(LOC TD Bank N.A.) (a)	3,000,000	3,000,000
Long Island Power Authority
Electrical Systems Revenue,
Sub-series 1-B, 0.14%, 5/1/33,
(LOC State Street Bank &
Trust Co.) (a)	4,000,000	4,000,000
Metropolitan Transportation
Authority Dedicated Tax Fund
Revenue, Series A-2, 0.13%,
11/1/31, (LOC Bank of Tokyo-
Mitsubishi UFJ Ltd.) (a)	6,000,000	6,000,000
Metropolitan Transportation
Authority Dedicated Tax Fund
Revenue, Sub-series B-1,
0.14%, 11/1/22, (LOC State
Street Bank & Trust Co.) (a)	2,000,000	2,000,000
Metropolitan Transportation
Authority Revenue, Sub-series
B-1, 0.14%, 11/1/34, (LOC
Scotiabank) (a)	5,000,000	5,000,000
Monroe County IDA Civic
Facility Revenue, 0.17%,
4/1/35, (LOC JPMorgan Chase
Bank) (a)	900,000	900,000
Monroe County IDA Civic
Facility Revenue, 0.15%,
6/1/36, (LOC JPMorgan Chase
Bank) (a)	1,900,000	1,900,000
Monroe County IDA Civic
Facility Revenue, 0.17%,
2/1/38, (LOC JPMorgan Chase
Bank) (a)	1,700,000	1,700,000
Monroe County IDA Civic
Facility Revenue, 0.19%,
4/1/38, (LOC JPMorgan Chase
Bank) (a)	2,100,000	2,100,000
Nassau County IDA Civic
Facility Revenue, 1.55%,
6/1/19, AMT, (LOC Fleet
Bank N.A.) (a)(b)	1,125,000	1,125,000
Nassau County Interim Finance
Authority Sales Tax Revenue,
Series B, 0.15%, 11/15/21,
(LOC Sumitomo Mitsui
Banking Corp.) (a)	5,000,000	5,000,000
New York City Capital
Resources Corp. Revenue,
Series B1, 0.25%, 7/1/37,
(LOC Bank of America N.A.) (a)	2,000,000	2,000,000
New York City GO, 0.16%,
9/1/35, (LOC Royal Bank of
Scotland) (a)	3,000,000	3,000,000
New York City GO, Series H,
Sub-series H-3, 0.15%, 8/1/14,
(Credit Support AGM, SPA
State Street Bank & Trust Co.) (a)	3,000,000	3,000,000
New York City GO, Series H,
Sub-series H-3, 0.15%, 8/1/19,
(Credit Support AGM, SPA
State Street Bank & Trust Co.) (a)	1,800,000	1,800,000
New York City GO, Series H,
Sub-series H-3, 0.15%, 8/1/21,
(Credit Support AGM, SPA
State Street Bank & Trust Co.) (a)	1,000,000	1,000,000
New York City GO, Series I,
Sub-series I-6, 0.16%, 4/1/36,
(LOC California State
Teacher's Retirement System) (a)	3,000,000	3,000,000
New York City GO, Sub-series
C-4, 0.14%, 8/1/20, (LOC
Bank of Tokyo-Mitsubishi UFJ
Ltd.) (a)	3,000,000	3,000,000
New York City GO, Sub-series
D-3, 0.13%, 10/1/39, (LOC
Bank of New York) (a)	10,600,000	10,600,000
New York City GO, Sub-series
D-4, 0.30%, 12/1/32, (SPA
Calyon Bank) (a)	3,000,000	3,000,000
New York City GO, Sub-series
G-4, 0.14%, 3/1/39, (LIQ FAC
Barclays Bank plc) (a)	2,000,000	2,000,000
New York City GO, Sub-series
H-1, 0.13%, 3/1/34, (LOC
Bank of New York) (a)	5,000,000	5,000,000
New York City GO, Sub-series
L-6, 0.13%, 4/1/32, (SPA
Wells Fargo Bank N.A.) (a)	5,000,000	5,000,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes, continued
New York, continued
New York City Health &
Hospital Corp. Revenue, Series
D, 0.17%, 2/15/26, (Credit
Support GO of Corp., LOC
JPMorgan Chase & Co.) (a)	2,000,000	2,000,000
New York City Housing
Development Corp. Multi-
family Housing Revenue,
Series A, 0.16%, 9/15/28,
AMT, (Credit Support FNMA,
LIQ FAC FNMA) (a)	1,000,000	1,000,000
New York City Housing
Development Corp. Multi-
family Housing Revenue,
Series A, 0.13%, 4/1/31,
(Credit Support FHLMC) (a)	1,135,000	1,135,000
New York City Housing
Development Corp. Multi-
family Mortgage Revenue,
0.15%, 11/1/46, (Credit
Support FHLMC, LIQ FAC
FHLMC) (a)	2,000,000	2,000,000
New York City Housing
Development Corp. Multi-
family Mortgage Revenue,
Series A, 0.17%, 12/15/37,
AMT, (Credit Support FNMA,
LIQ FAC FNMA) (a)	2,000,000	2,000,000
New York City Housing
Development Corp. Multi-
family Mortgage Revenue,
Series A, 0.18%, 11/1/39,
AMT, (LOC Citibank N.A.) (a)	3,000,000	3,000,000
New York City Housing
Development Corp. Multi-
family Mortgage Revenue,
Series A, 0.17%, 10/15/41,
(Credit Support FNMA, LIQ
FAC FNMA) (a)	3,000,000	3,000,000
New York City IDA Civic
Facility Revenue, 0.20%,
12/1/36, (LOC JPMorgan
Chase Bank) (a)	2,000,000	2,000,000
New York City IDA Special
Facility Revenue, 0.18%,
7/1/24, (LOC Citibank N.A.) (a)	2,000,000	2,000,000
New York City Municipal Water
Finance Authority Water &
Sewer System Revenue, Series
BB-1, 0.12%, 6/15/36, (SPA
BNP Paribas) (a)	3,000,000	3,000,000
New York City Municipal Water
Finance Authority Water &
Sewer System Revenue, Series
CC, 0.14%, 6/15/41, (SPA
Barclays Bank plc) (a)	5,000,000	5,000,000
New York City Municipal Water
Finance Authority Water &
Sewer System Revenue, Series
DD-2, 0.13%, 6/15/43, (SPA
Bank of New York) (a)	7,000,000	7,000,000
New York City Municipal Water
Finance Authority Water &
Sewer System Revenue, Series
DD-3B, 0.14%, 6/15/43, (SPA
California State Teacher's
Retirement System) (a)	3,100,000	3,100,000
New York City Municipal Water
Finance Authority Water &
Sewer System Revenue, Sub-
series B-1, 0.14%, 6/15/45,
(SPA U.S. Bank N.A.) (a)	2,000,000	2,000,000
New York City Municipal Water
Finance Authority Water &
Sewer System Revenue, Sub-
series B-2, 0.12%, 6/15/24,
(SPA Lloyds TSB Bank plc) (a)	4,000,000	4,000,000
New York City Municipal Water
Finance Authority Water &
Sewer System Revenue, Sub-
series B-4, 0.13%, 6/15/45,
(SPA Northern Trust Co.) (a)	5,700,000	5,700,000
New York City Transitional
Finance Authority Revenue,
Series 1, Sub-series 1-D,
0.18%, 11/1/22, (SPA
Landesbank Hessen-
Thuringen) (a)	3,000,000	3,000,000
New York City Transitional
Finance Authority Revenue,
Series 1, Sub-series 1C,
0.17%, 11/1/22, (SPA
JPMorgan Chase Bank) (a)	1,000,000	1,000,000
New York City Transitional
Finance Authority Revenue,
Series 3, Sub-series 3-G,
0.14%, 11/1/22, (SPA Bank of
New York) (a)	3,000,000	3,000,000
New York City Transitional
Finance Authority Revenue,
Series 3, Sub-series 3-H,
0.15%, 11/1/22, (SPA Royal
Bank of Canada) (a)	6,290,000	6,290,000
New York City Transitional
Finance Authority Revenue,
Series A, Sub-series 3-B,
0.13%, 11/1/29, (LOC Bank of
Tokyo-Mitsubishi UFJ Ltd.) (a)	3,000,000	3,000,000
New York City Transitional
Finance Authority Revenue,
Series A2, 0.14%, 11/15/27,
(SPA Bank of Nova Scotia) (a)	3,000,000	3,000,000
New York City Transitional
Finance Authority Revenue,
Sub-series 2-D, 0.19%,
11/1/22, (LIQ FAC Lloyds
TSB Bank plc) (a)	3,000,000	3,000,000
New York City Transitional
Finance Authority Revenue,
Sub-series 2-F, 0.20%,
11/1/22, (LIQ FAC Bayerische
Landesbank) (a)	2,000,000	2,000,000

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes, continued
New York, continued
New York City Transitional
Finance Authority Revenue,
Sub-series 2C, 0.18%, 11/1/22,
(LIQ FAC Lloyds TSB Bank
plc) (a)	2,000,000	2,000,000
New York City Transitional
Finance Authority Revenue,
Sub-series C-2, 0.18%, 8/1/31,
(SPA Landesbank Hessen-
Thuringen) (a)	2,000,000	2,000,000
New York City Trust for Cultural
Resources Revenue, 0.13%,
4/1/26, (LOC Wells Fargo
Bank N.A.) (a)	4,800,000	4,800,000
New York City Trust for Cultural
Resources Revenue, Series A-
1, 0.19%, 12/1/35, (LOC
JPMorgan Chase Bank) (a)	3,000,000	3,000,000
New York City Trust for Cultural
Resources Revenue, Series A-
2, 0.15%, 12/1/35, (LOC Bank
of New York) (a)	1,000,000	1,000,000
New York City Trust for Cultural
Resources Revenue, Series B-
1, 0.14%, 11/1/38, (LOC U.S.
Bank N.A.) (a)	3,000,000	3,000,000
New York State Dormitory
Authority Revenue, Series D,
0.13%, 7/1/34, (Credit Support
XLCA, LOC TD Bank N.A.) (a)	4,425,000	4,425,000
New York State Dormitory
Authority Revenue, Non State
Supported Debt, 0.18%,
12/1/36, (LOC TD Bank N.A.) (a)	3,000,000	3,000,000
New York State Dormitory
Authority Revenue, Non State
Supported Debt, 0.13%,
1/1/39, (LOC TD Banknorth
N.A.) (a)	3,700,000	3,700,000
New York State Dormitory
Authority Revenue, Non State
Supported Debt, Series A,
0.14%, 11/15/36, (Credit
Support FNMA, LIQ FAC
FNMA) (a)	5,000,000	5,000,000
New York State Dormitory
Authority Revenue, Non State
Supported Debt, Series B,
0.17%, 5/15/39, (LOC
Bayerische Landesbank) (a)	4,000,000	4,000,000
New York State Dormitory
Authority Revenue, State
Supported Debt, Series A,
0.14%, 7/1/31, (LOC
JPMorgan Chase Bank) (a)	3,800,000	3,800,000
New York State Energy Research
& Development Authority
Facilities Revenue, 0.16%,
11/1/39, AMT, (LOC Mizuho
Corporate Bank) (a)	4,000,000	4,000,000
New York State Energy Research
& Development Authority
Facilities Revenue, Series C2,
0.16%, 11/1/39, AMT, (LOC
Mizuho Corporate Bank) (a)	4,000,000	4,000,000
New York State Energy Research
& Development Authority
Facilities Revenue, Sub-series
A-1, 0.14%, 5/1/39, (LOC
Mizuho Corporate Bank) (a)	4,000,000	4,000,000
New York State Housing Finance
Agency Revenue, 0.20%,
5/15/33, AMT, (Credit Support
FNMA) (a)	2,000,000	2,000,000
New York State Housing Finance
Agency Revenue, 0.15%,
11/15/37, (Credit Support
FNMA) (a)	3,000,000	3,000,000
New York State Housing Finance
Agency Revenue, 0.17%,
5/15/28, AMT, (Credit Support
FNMA, LOC FNMA) (a)	4,000,000	4,000,000
New York State Housing Finance
Agency Revenue, Series A,
0.16%, 11/1/32, AMT, (Credit
Support FHLMC, LIQ FAC
FHLMC) (a)	2,050,000	2,050,000
New York State Housing Finance
Agency Revenue, Series A,
0.17%, 5/15/34, (Credit
Support FNMA) (a)	1,400,000	1,400,000
New York State Housing Finance
Agency Revenue, Series A,
0.18%, 5/1/42, (LOC Wells
Fargo Bank N.A.) (a)	3,000,000	3,000,000
New York State Housing Finance
Agency Revenue, Series A,
0.17%, 5/1/45, (Credit Support
FHLMC, LIQ FAC FHLMC) (a)	2,500,000	2,500,000
New York State Urban
Development Corp. Revenue,
Series A1, 0.14%, 1/1/30,
(LOC Wachovia Bank N.A.) (a)	7,000,000	7,000,000
Onondaga County Trust Cultural
Resource Revenue, Series A,
0.13%, 12/1/29, (LOC Wells
Fargo Bank N.A.) (a)	5,000,000	5,000,000
Ramapo Housing Authority
Revenue, Series A, 0.16%,
12/15/38, AMT, (Credit
Support FNMA, LIQ FAC
FNMA) (a)	5,000,000	5,000,000
Rockland County IDA Civic
Facility Revenue, 0.13%,
12/1/32, (LOC Wells Fargo
Bank N.A.) (a)	5,000,000	5,000,000
Rockland County IDA Revenue,
0.09%, 7/1/20, (LOC TD
Banknorth N.A.) (a)(b)	2,390,000	2,390,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes, continued
New York, continued
Suffolk County IDA Civic
Facility Revenue, 0.55%,
8/1/18, AMT, (LOC JPMorgan
Chase Bank) (a)	1,950,000	1,950,000
Suffolk County IDA Revenue,
0.15%, 1/1/21, (LOC
JPMorgan Chase Bank) (a)(b)	4,545,000	4,545,000
Suffolk County Water Authority
Revenue, 0.13%, 1/15/13,
(SPA Bank of Nova Scotia) (a)	4,900,000	4,900,000
Syracuse New York IDA Civic
Facility Revenue, Series A,
0.15%, 12/1/35, (LOC
JPMorgan Chase Bank) (a)	1,000,000	1,000,000
Triborough Bridge & Tunnel
Authority Revenue, Series A-
2, 0.14%, 11/1/35, (Credit
Support GO of Authority, LOC
California State Teacher’s
Retirement System) (a)	3,000,000	3,000,000
Triborough Bridge & Tunnel
Authority Revenue, Series B,
0.12%, 1/1/32, (LOC State
Street Bank & Trust Co.) (a)	6,000,000	6,000,000
Triborough Bridge & Tunnel
Authority Revenue, Series B-
2B, 0.14%, 1/1/32, (Credit
Support GO of Authority, LOC
California State Teacher's
Retirement System) (a)	3,300,000	3,300,000
Triborough Bridge & Tunnel
Authority Revenue, Series B-
2C, 0.13%, 1/1/32, (Credit
Support GO of Authority, LOC
U.S. Bank N.A.) (a)	6,500,000	6,500,000
Triborough Bridge & Tunnel
Authority Revenue, Series B-3,
0.13%, 1/1/33, (Credit Support
GO of Authority, LOC U.S.
Bank N.A.) (a)	2,500,000	2,500,000
Ulster County IDA Civic Facility
Revenue, Series A, 0.46%,
7/1/21, AMT, (LOC TD
Banknorth N.A.) (a)	805,000	805,000
Westchester County IDA Civic
Facility Revenue, 0.13%,
11/1/24, (LOC Commerce
Bank N.A.) (a)	2,060,000	2,060,000
		310,980,000
Puerto Rico – 0.9%
Puerto Rico Commonwealth GO,
Series C-5-2, 0.16%, 7/1/20,
(Credit Support AGM, LOC
Barclays Bank plc) (a)	3,000,000	3,000,000

TOTAL VARIABLE RATE DEMAND NOTES
(COST $313,980,000)		313,980,000
Municipal Bonds – 2.1%
New York – 2.1%
Metropolitan Transportation
Authority Revenue, Series F,
5.25%, 11/15/27, (Credit
Support NATL-RE),
prerefunded 11/15/12 @ 100	3,100,000	3,145,508
New York State Dormitory
Authority Revenue, 5.38%,
5/1/23, prerefunded 5/1/13 @ 100	1,000,000	1,038,671
New York State Environmental
Facilities Corp. Personal
Income Tax Revenue, Series
A, 5.25%, 1/1/19, (Credit
Support FGIC), prerefunded
1/1/13 @ 100	2,310,000	2,359,065

TOTAL MUNICIPAL BONDS
(COST $6,543,244)		6,543,244
TOTAL INVESTMENT SECURITIES
(COST $320,523,244) — 100.2%		320,523,244

Percentages indicated are based on net assets of $319,947,339.
(a)	Variable rate security. The rate presented represents the rate in effect at July 31, 2012. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
AGM	Assured Guaranty Municipal Corporation
AMT	Interest on security is subject to federal alternative minimum tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Agency
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NATL-RE	Reinsurance provided by the National Public Finance Guarantee Corporation
SPA	Standby Purchase Agreement
XLCA	XL Capital Assurance

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Certificates of Deposit – 16.4%
Banking – 16.4%
Bank of Montreal Chicago,
0.33%, 12/7/12	65,000,000	65,000,000
Bank of Nova Scotia Houston,
0.67%, 10/26/12 (a)	35,000,000	35,032,637
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.53%, 9/4/12	70,000,000	70,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.49%, 11/9/12	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.82%, 2/14/13 (a)	45,000,000	45,000,000
Commonwealth Bank of
Australia, 1.22%, 6/14/13 (a)	8,000,000	8,051,055
Credit Industriel et Commercial,
N.Y., 0.63%, 9/10/12	25,000,000	25,000,000
National Australia Bank, N.Y.,
0.35%, 8/16/12 (a)	40,000,000	40,000,000
National Bank of Canada, N.Y.,
0.35%, 11/9/12 (a)	50,000,000	50,000,000
Natixis, N.Y., 0.45%, 9/4/12	70,000,000	70,000,000
Norinchukin Bank, N.Y., 0.17%,
8/2/12	100,000,000	100,000,000
Norinchukin Bank, N.Y., 0.40%,
8/15/12	35,000,000	35,000,000
Norinchukin Bank, N.Y., 0.38%,
8/16/12	50,000,000	50,000,000
Royal Bank of Canada, N.Y.,
0.37%, 9/20/12 (a)	55,000,000	55,013,461
Royal Bank of Canada, N.Y.,
0.47%, 2/15/13 (a)	70,000,000	70,000,000
Sumitomo Mitsui Bank, N.Y.,
0.34%, 8/6/12	50,000,000	50,000,000
Svenska Handelsbanken, N.Y.,
0.58%, 8/13/12	30,000,000	30,000,000
Toronto Dominion Bank, N.Y.,
0.45%, 7/26/13 (a)	40,000,000	40,000,000

TOTAL CERTIFICATES OF DEPOSIT
(COST $888,097,153)		888,097,153
Commercial Paper and Notes – 43.3%
Banking – 20.5%
Australia & New Zealand
Banking Group Ltd., 0.35%,
8/29/12 (b)	43,250,000	43,238,226
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.18%, 8/3/12 (b)	90,000,000	89,999,100
Banque et Caisse d’Epargne de
l'Etat, 0.43%, 9/24/12 (b)	25,000,000	24,983,875
Banque et Caisse d’Epargne de
l'Etat, 0.37%, 10/1/12 (b)	10,000,000	9,993,731
BPCE, 0.48%, 8/6/12 (b)(c)	100,000,000	99,993,333
Commonwealth Bank of
Australia, N.Y., 0.33%,
9/17/12 (a)	55,000,000	55,000,000
Credit Agricole North America,
Inc., 0.63%, 9/4/12 (b)	50,000,000	49,970,250
Credit Suisse, N.Y., 0.43%,
8/13/12 (b)	59,000,000	58,991,544
Credit Suisse, N.Y., 0.28%,
8/15/12 (b)	45,000,000	44,995,100
Credit Suisse, N.Y., 0.35%,
10/5/12 (b)	40,000,000	39,974,722
Credit Suisse, N.Y., 0.29%,
10/19/12 (b)	40,000,000	39,974,545
DnB NOR Bank ASA, N.Y.,
0.50%, 8/14/12 (a)	45,000,000	45,000,000
DnB NOR Bank ASA, N.Y.,
0.31%, 10/12/12 (b)(c)	50,000,000	49,969,000
Kookmin Bank, N.Y., 0.44%,
9/13/12 (b)(c)	50,000,000	49,973,723
Societe Generale, N.A., 0.25%,
8/3/12 (b)	150,000,000	149,997,916
Sumitomo Mitsui Banking Corp.,
N.Y., 0.34%, 9/4/12 (b)(c)	50,000,000	49,983,944
Swedbank, N.Y., 0.46%, 9/24/12 (b)	40,000,000	39,972,400
U.S. Bank N.A., 0.22%, 9/10/12	100,000,000	100,000,000
Westpac Securities NZ Ltd.,
0.24%, 8/13/12 (b)(c)	25,000,000	24,998,000
Westpac Securities NZ Ltd.,
0.57%, 7/5/13 (a)(c)	45,000,000	45,000,000
		1,112,009,409
Diversified – 8.1%
Caisse centrale Desjardins du
Quebec, 0.17%, 8/9/12 (b)(c)	25,000,000	24,999,056
Caisse des Depots et
Consignations, 0.40%,
10/11/12 (b)(c)	75,000,000	74,940,833
Erste Abwicklungsanstalt,
0.35%, 11/1/12 (b)(c)	50,000,000	49,955,278
Erste Abwicklungsanstalt,
0.60%, 1/15/13 (b)(c)	25,000,000	24,930,417
Erste Abwicklungsanstalt,
0.47%, 1/24/13 (b)(c)	35,000,000	34,919,578
Erste Abwicklungsanstalt,
0.62%, 4/15/13 (b)(c)	20,000,000	19,911,478
Erste Abwicklungsanstalt,
0.71%, 6/27/13 (b)(c)	25,000,000	24,839,584
Nordea North America, Inc.,
0.43%, 8/10/12 (b)	135,000,000	134,985,381
Nordea North America, Inc.,
0.40%, 1/23/13 (b)	50,000,000	49,903,993
		439,385,598
Finance – 14.7%
ABN AMRO Funding USA
LLC, 0.26%, 8/15/12 (b)(c)	75,000,000	74,992,417
Antalis US Funding Corp.,
0.26%, 8/2/12 (b)(c)	24,000,000	23,999,827
BNP Paribas Finance, Inc.,
0.23%, 8/20/12 (b)	50,000,000	49,993,930
Caisse d’Amortissement de la
Dette Sociale, 0.30%, 9/4/12 (b)(c)	20,000,000	19,994,333
Caisse d’Amortissement de la
Dette Sociale, 1.01%, 9/6/12 (b)	35,000,000	34,965,000
Caisse d’Amortissement de la
Dette Sociale, 0.78%, 12/21/12 (b)	50,000,000	49,846,167
Deutsche Bank Financial LLC,
0.40%, 10/17/12 (b)	80,000,000	79,931,556
Gemini Securitization Corp.
LLC, 0.43%, 8/27/12 (b)(c)	50,000,000	49,984,472
ING (US) Funding LLC, 0.40%,
11/1/12 (b)	38,000,000	37,961,156
JPMorgan Chase & Co., 0.30%,
9/12/12 (a)	40,000,000	40,000,039

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Commercial Paper and Notes, continued
Finance, continued
LMA Americas LLC, 0.75%,
8/1/12 (b)(c)	18,000,000	18,000,000
Mizuho Funding LLC, 0.33%,
8/15/12 (b)(c)	40,000,000	39,994,867
Mizuho Funding LLC, 0.35%,
10/19/12 (b)(c)	60,000,000	59,953,917
Nieuw Amsterdam Receivables
Corp., 0.20%, 8/2/12 (b)(c)	20,000,000	19,999,889
Rabobank USA Financial Corp.,
0.56%, 8/10/12 (b)	40,000,000	39,994,400
Royal Park Investment Funding
Corp., 0.40%, 8/3/12 (b)(c)	17,000,000	16,999,622
Royal Park Investment Funding
Corp., 0.65%, 8/16/12 (b)(c)	40,000,000	39,989,167
Toyota Motor Credit Corp.,
0.63%, 2/26/13 (b)	50,000,000	49,817,125
UOB Funding LLC, 0.43%,
8/8/12 (b)	45,000,000	44,996,238
UOB Funding LLC, 0.33%,
10/25/12 (b)	5,250,000	5,245,909
		796,660,031

TOTAL COMMERCIAL PAPER AND NOTES
(COST $2,348,055,038)		2,348,055,038
Corporate Obligations – 5.0%
Banking – 4.3%
JPMorgan Chase Bank, N.A.,
Series BKNT, 0.49%,
10/18/12, Callable 9/10/12 @
100 (d)	70,000,000	70,000,000
JPMorgan Chase Bank, N.A.,
Series 1, 0.37%, 10/19/12,
Callable 9/20/12 @ 100 (a)	78,000,000	78,000,000
Westpac Banking Corp., 0.40%,
10/3/12, Callable 9/4/12 @
100 (a)	35,000,000	35,000,000
Westpac Banking Corp., 0.40%,
10/12/12 (a)	50,000,000	50,000,000
		233,000,000
Finance – 0.7%
General Electric Capital Corp.,
Series A, 5.25%, 10/19/12, MTN	39,453,000	39,861,501

TOTAL CORPORATE OBLIGATIONS
(COST $272,861,501)		272,861,501
Yankee Dollars – 5.4%
Banking – 0.5%
KfW, 0.26%, 6/17/13 (a)	25,000,000	24,995,873
Commercial Banks – 4.9%
ANZ National International Ltd.,
2.38%, 12/21/12 (c)	50,000,000	50,392,250
Commonwealth Bank of
Australia, 2.75%, 10/15/12	31,250,000	31,394,898
Commonwealth Bank of
Australia, 1.02%, 3/19/13 (a)(c)	5,000,000	5,017,566
National Australia Bank, N.Y.,
0.62%, 2/15/13 (a)	70,000,000	70,000,000
Rabobank Nederland, N.Y.,
0.61%, 3/26/13 (a)	50,000,000	50,000,000
Royal Bank of Canada, N.Y.,
0.52%, 3/4/13 (a)	45,000,000	45,000,000
Westpac Banking Corp., 0.89%,
6/14/13 (a)(c)	15,000,000	15,052,154
		266,856,868

TOTAL YANKEE DOLLARS
(COST $291,852,741)		291,852,741
Variable Rate Demand Notes – 4.0%
California – 0.8%
Berkeley California Revenue,
0.13%, 7/1/38, (LOC Wells
Fargo Bank N.A.) (a)	8,805,000	8,805,000
California State Infrastructure &
Economic Development Bank
Revenue, 0.13%, 11/15/37,
(LOC U.S. Bank N.A.) (a)	9,300,000	9,300,000
Whittier California Health
Facility Revenue, Series B,
0.12%, 6/1/36, (LOC U.S.
Bank N.A.) (a)	24,700,000	24,700,000
		42,805,000
Florida – 0.2%
Jacksonville Florida Health
Facilities Authority Revenue,
Series B, 0.16%, 8/15/23,
(LOC Branch Banking &
Trust) (a)	9,710,000	9,710,000
Idaho – 0.3%
Power County Industrial
Development Corp. Exempt
Facilities Revenue, 0.23%,
4/1/14, AMT, (LOC Wells
Fargo Bank N.A.) (a)	16,000,000	16,000,000
Illinois – 0.5%
Illinois Development Finance
Authority Solid Waste
Disposal Revenue, 0.19%,
9/1/27, AMT, (LOC Wells
Fargo Bank N.A.) (a)	24,900,000	24,900,000
Indiana – 0.2%
Indiana State Finance Authority
Hospital Revenue, Series D,
0.15%, 3/1/33, (LOC Northern
Trust Co.) (a)	12,645,000	12,645,000
Ohio – 0.4%
Cleveland Ohio Economic &
Community Development
Revenue, 0.18%, 12/1/33,
(LOC PNC Bank N.A.) (a)	8,665,000	8,665,000
Ohio State Water Development
Authority Revenue, 0.15%,
11/1/25, (LOC Northern Trust
Co.) (a)	6,100,000	6,100,000

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes, continued
Ohio, continued
Warren County Ohio Health Care
Facilities Revenue, 0.17%,
7/1/31, (LOC U.S. Bank N.A.) (a)	8,900,000	8,900,000
		23,665,000
Oregon – 0.3%
Clackamas County Oregon
Hospital Facility Authority
Revenue, Series B, 0.14%,
6/1/37, (LOC U.S. Bank N.A.) (a)	16,700,000	16,700,000
Pennsylvania – 0.3%
Bucks County Pennsylvania
Industrial Development
Authority Hospital Revenue,
Series B, 0.15%, 7/1/39, (LOC
PNC Bank N.A.) (a)	13,500,000	13,500,000
South Carolina – 0.3%
South Carolina State Housing
Finance & Development
Authority Multi-family Rental
Housing Improvement
Revenue, 0.23%, 7/15/39,
AMT, (LOC Wells Fargo Bank
N.A.) (a)	17,250,000	17,250,000
Texas – 0.7%
San Antonio Empowerment Zone
Development Corp. Contract
Revenue, 0.18%, 10/1/37,
AMT, (LOC U.S. Bank N.A.) (a)	18,000,000	18,000,000
Tarrant County Texas Cultural
Educational Facilities Finance
Corp. Hospital Revenue, Series
E, 0.15%, 11/15/50, (LOC
Wells Fargo Bank N.A.) (a)	19,400,000	19,400,000
		37,400,000

TOTAL VARIABLE RATE DEMAND NOTES
(COST $214,575,000)		214,575,000
U.S. Treasury Obligations – 10.5%
U.S. Treasury Notes – 10.5%
1.38%, 9/15/12	125,000,000	125,185,091
1.38%, 10/15/12	100,000,000	100,250,294
0.38%, 10/31/12	100,000,000	100,050,304
0.63%, 12/31/12	50,000,000	50,096,477
0.75%, 3/31/13	100,000,000	100,342,169
1.13%, 6/15/13	95,000,000	95,721,403

TOTAL U.S. TREASURY OBLIGATIONS
(COST $571,645,738)		571,645,738
Repurchase Agreements – 5.9%
Barclays Capital Group,
purchased on 7/31/12, 0.18%,
due on 8/1/12 with a maturity
value of $50,000,250,
collateralized by U.S.
Government and Government
Agency Obligations, 4.00%,
1/1/42, fair value $51,000,001	50,000,000	50,000,000
Goldman Sachs, purchased on
7/31/12, 0.18%, due on 8/1/12
with a maturity value of
$270,001,350, collateralized
by various U.S. Treasury
Obligations, 0.47%-2.63%,
9/28/12-12/28/12, fair value
$275,400,001	270,000,000	270,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $320,000,000)		320,000,000
Time Deposits – 10.4%
Abbey National Treasury
Services plc, 0.20%, 8/1/12	100,000,000	100,000,000
ABN AMRO Bank NV, 0.23%,
8/3/12	100,000,000	100,000,000
BNP Paribas, 0.16%, 8/1/12	115,000,000	115,000,000
Natixis, 0.19%, 8/1/12	100,000,000	100,000,000
Sumitomo Mitsui Bank, N.Y.,
0.12%, 8/1/12	150,000,000	150,000,000

TOTAL TIME DEPOSITS
(COST $565,000,000)		565,000,000
TOTAL INVESTMENT SECURITIES
(COST $5,472,087,171) — 100.9%		5,472,087,171

Percentages indicated are based on net assets of $5,425,877,181.
(a)	Variable rate security. The rate presented represents the rate in effect at July 31, 2012. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Rate presented represents the effective yield at time of purchase.
(c)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(d)	Step Bond. Income recognition is on the effective yield method for Step Bonds.
AMT	Interest on security is subject to federal alternative minimum tax
LLC	Limited Liability Company
LOC	Letter of Credit
MTN	Medium Term Note

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Commercial Paper and Notes – 1.9%
Wyoming – 1.9%
Sweetwater County Wyoming
Pollution Control Revenue,
0.17%, 8/10/12, (LOC
Barclays Bank plc)	2,000,000	2,000,000

TOTAL COMMERCIAL PAPER AND NOTES
(COST $2,000,000)		2,000,000
Variable Rate Demand Notes – 77.9%
Alabama – 1.0%
Mobile Alabama Industrial
Development Board Dock &
Wharf Revenue, Series A,
0.21%, 6/1/32, (LOC
Bayerische Landesbank) (a)	1,000,000	1,000,000
California – 5.9%
ABAG Finance Authority for
Nonprofit Corps. Multi-family
Revenue, 0.18%, 5/15/38,
AMT, (Credit Support FNMA,
LIQ FAC FNMA) (a)	1,500,000	1,500,000
Bay Area Toll Authority
California Toll Bridge
Revenue, Series E-1, 0.11%,
4/1/45, (LOC Bank of Tokyo-
Mitsubishi UFJ Ltd.) (a)	1,000,000	1,000,000
California State GO, Series A-2,
0.12%, 5/1/33, (LOC Bank of
Montreal) (a)	600,000	600,000
California State GO, Series A-1,
0.13%, 5/1/33, (LOC
JPMorgan Chase Bank) (a)	2,000,000	2,000,000
California State Infrastructure &
Economic Development Bank
Revenue, Series B, 0.14%,
11/1/26, (LOC Mizuho
Corporate Bank) (a)	1,045,000	1,045,000
		6,145,000
Colorado – 1.6%
Broomfield Colorado Urban
Renewal Authority Tax
Increment Revenue, 1.00%,
12/1/30, (LOC BNP Paribas) (a)	645,000	645,000
Colorado Housing & Finance
Authority Multi-family
Revenue, 0.16%, 2/15/28,
(Credit Support FNMA, LIQ
FAC FNMA) (a)	1,000,000	1,000,000
		1,645,000
Florida – 4.9%
Orlando & Orange County
Florida Expressway Authority
Revenue, Series D, 0.16%,
7/1/32, (Credit Support AGM,
LOC Barclays Bank plc) (a)	1,500,000	1,500,000
Polk County Florida Industrial
Development Authority
Revenue, 0.24%, 10/1/19,
AMT, (LOC Branch Banking
& Trust) (a)	2,250,000	2,250,000
University Athletic Association,
Inc. Florida Capital
Improvement Revenue, 0.19%,
10/1/31, (LOC JPMorgan
Chase Bank N.A.) (a)	1,300,000	1,300,000
		5,050,000
Georgia – 3.4%
Fulton County Georgia
Development Authority
Revenue, 0.17%, 5/1/26, (LOC
Branch Banking & Trust) (a)	2,125,000	2,125,000
Roswell Georgia Housing
Authority Multi-family
Revenue, 0.16%, 6/15/25,
(Credit Support FNMA) (a)	1,400,000	1,400,000
		3,525,000
Illinois – 3.4%
Illinois Finance Authority
Revenue, Series A, 0.15%,
11/1/45, (LOC Northern Trust
Co.) (a)	1,500,000	1,500,000
Illinois State Educational
Facilities Authority Revenue,
0.15%, 4/1/31, (LOC PNC
Bank N.A.) (a)	1,000,000	1,000,000
Illinois State Finance Authority
Revenue, Series C, 0.17%,
5/1/45, (LOC JPMorgan Chase
Bank N.A.) (a)	1,000,000	1,000,000
		3,500,000
Indiana – 8.0%
Indiana State Finance Authority
Environmental Revenue,
Series A-5, 0.14%, 10/1/40,
(LOC Sumitomo Mitsui
Banking Corp.) (a)	1,200,000	1,200,000
Indiana State Finance Authority
Hospital Revenue, Series K,
0.19%, 3/1/33, (LOC
JPMorgan Chase Bank N.A.) (a)	1,000,000	1,000,000
Indiana State Finance Authority
Revenue, Series A, 0.15%,
7/1/36, (LOC Northern Trust
Co.) (a)	900,000	900,000
Indianapolis Indiana Multi-
family Housing Revenue,
0.17%, 5/15/38, (Credit
Support FNMA, LIQ FAC
FNMA) (a)	1,500,000	1,500,000
Lawrenceburg Indiana Pollution
Control Revenue, 0.14%,
10/1/19, (LOC Bank of Nova
Scotia) (a)	1,750,000	1,750,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes, continued
Indiana, continued
Lawrenceburg Indiana Pollution
Control Revenue, Series H,
0.16%, 11/1/21, (LOC Bank of
Nova Scotia) (a)	2,000,000	2,000,000
		8,350,000
Kansas – 1.0%
Olathe Kansas Industrial
Revenue, Series A, 0.28%,
3/1/27, AMT, (LOC Svenska
Handelsbanken) (a)(b)	1,000,000	1,000,000
Louisiana – 1.0%
Louisiana Public Facilities
Authority Revenue, Series B-1,
0.12%, 7/1/47, (LOC Bank of
New York) (a)	1,000,000	1,000,000
Minnesota – 4.2%
St. Paul Minnesota Port
Authority District Cooling
Revenue, Series 9-BB, 0.21%,
3/1/29, (LOC Deutsche Bank
A.G.) (a)	2,070,000	2,070,000
St. Paul Minnesota Port
Authority District Heating
Revenue, Series 7-Q, 0.21%,
12/1/28, (LOC Deutsche Bank
A.G.) (a)	2,300,000	2,300,000
		4,370,000
Nebraska – 0.9%
Saline County Nebraska Hospital
Authority No. 1 Hospital
Revenue, Series C, 0.16%,
6/1/31, (LOC U.S. Bank N.A.) (a)	985,000	985,000
Nevada – 1.5%
Nevada State Housing Division
Multi-family Revenue, 0.20%,
10/1/37, AMT, (Credit Support
FHLMC, LIQ FAC FHLMC) (a)	1,600,000	1,600,000
New Jersey – 1.4%
New Jersey State Turnpike
Authority Revenue, Series D,
0.65%, 1/1/18, (Credit Support
NATL-RE FGIC, LOC Societe
Generale) (a)	1,500,000	1,500,000
New Mexico – 1.2%
New Mexico Educational
Assistance Foundation
Revenue, Series A-1, 0.18%,
4/1/34, AMT, (Credit Support
Guaranteed Student Loans,
LOC Royal Bank of Canada) (a)	1,300,000	1,300,000
New York – 3.4%
New York City GO, Sub-series
G-4, 0.14%, 4/1/42, (LOC
PNC Bank N.A.) (a)	1,000,000	1,000,000
New York State Energy Research
& Development Authority
Revenue, Sub-series A-2,
0.16%, 5/1/39, (LOC Mizuho
Corporate Bank) (a)	1,500,000	1,500,000
Triborough Bridge & Tunnel
Authority Revenue, Series B,
0.12%, 1/1/32, (LOC State
Street Bank & Trust Co.) (a)	1,000,000	1,000,000
		3,500,000
North Carolina – 1.7%
Charlotte-Mecklenburg Hospital
Authority North Carolina
Health Care System Revenue,
Series H, 0.10%, 1/15/45,
(LOC Wells Fargo Bank N.A.) (a)	1,800,000	1,800,000
Ohio – 3.8%
Cuyahoga County Ohio Hospital
Revenue, 0.15%, 2/1/35, (LOC
PNC Bank N.A.) (a)	1,500,000	1,500,000
Hamilton County Ohio Health
Care Revenue, Series B,
0.17%, 1/1/37, (LOC PNC
Bank N.A.) (a)	500,000	500,000
Ohio State Air Quality
Development Authority
Revenue, Series C, 0.15%,
2/1/26, (LOC Bank of Tokyo-
Mitsubishi UFJ Ltd.) (a)	2,000,000	2,000,000
		4,000,000
Oregon – 2.2%
Oregon State Business
Development Commission
Revenue, Series 230, 0.21%,
4/1/41, AMT, (LOC U.S. Bank
N.A.) (a)	2,300,000	2,300,000
Pennsylvania – 2.9%
Haverford Township
Pennsylvania School District
GO, 0.16%, 3/1/30, (Credit
Support State Aid
Withholding, LOC TD Bank
N.A.) (a)	1,000,000	1,000,000

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes, continued
Pennsylvania, continued
Philadelphia Pennsylvania
School District GO, Series F,
0.15%, 9/1/30, (Credit Support
State Aid Withholding, LOC
TD Bank N.A.) (a)	2,000,000	2,000,000
		3,000,000
Rhode Island – 1.2%
Rhode Island State Industrial
Facilities Corp. Marine Term
Revenue, 0.15%, 2/1/25 (a)	1,300,000	1,300,000
South Carolina – 1.1%
South Carolina Jobs Economic
Development Authority
Revenue, 0.17%, 3/1/23, (LOC
Branch Banking & Trust) (a)	1,150,000	1,150,000
Texas – 7.2%
Austin Texas Airport System
Revenue, Series A, 0.17%,
11/15/17, AMT, (LOC
JPMorgan Chase Bank) (a)	1,000,000	1,000,000
Austin Texas Water &
Wastewater System Revenue,
0.13%, 5/15/31, (LOC Bank of
Tokyo-Mitsubishi UFJ Ltd.,
LOC Sumitomo Mitsui
Banking Corp.) (a)	500,000	500,000
Harris County Texas Hospital
District Revenue, 0.15%,
2/15/42, (LOC JPMorgan
Chase Bank) (a)	1,000,000	1,000,000
Houston Texas Utility System
Revenue, Series B-3, 0.14%,
5/15/34, (LOC Sumitomo
Mitsui Banking Corp.) (a)	1,000,000	1,000,000
Lower Neches Valley Texas
Authority Industrial
Development Corp. Revenue,
0.14%, 5/1/46 (a)	2,000,000	2,000,000
Tarrant County Texas Cultural
Education Facilities Finance
Corp. Hospital Revenue, Series
C, 0.15%, 11/15/50, (LOC
Northern Trust Co.) (a)	2,000,000	2,000,000
		7,500,000
Utah – 3.1%
Emery County Utah Pollution
Control Revenue, 0.17%,
7/1/15, (LOC BNP Paribas) (a)	1,500,000	1,500,000
Utah State Transit Authority
Sales Tax Revenue, Sub-series
A, 0.16%, 6/15/36, (LOC BNP
Paribas) (a)	1,750,000	1,750,000
		3,250,000
Virginia – 1.9%
Virginia State Commonwealth
University Health System
Authority Revenue, Series B,
0.15%, 7/1/30, (Credit Support
AMBAC, LOC Wachovia
Bank N.A.) (a)	1,925,000	1,925,000
Washington – 1.7%
Washington State Housing
Finance Commission Multi-
family Housing Revenue,
0.16%, 7/1/44, (Credit Support
FHLMC, LIQ FAC FHLMC) (a)	1,800,000	1,800,000
West Virginia – 0.9%
West Virginia State Hospital
Finance Authority Revenue,
Series B, 0.17%, 6/1/41, (LOC
JPMorgan Chase Bank) (a)	900,000	900,000
Wisconsin – 2.7%
Wisconsin State Health &
Educational Facilities
Authority Revenue, 0.17%,
8/15/36, (LOC JPMorgan
Chase Bank N.A.) (a)	2,000,000	2,000,000
Wisconsin State Health &
Educational Facilities
Authority Revenue, 0.17%,
2/1/38, (LOC BMO Harris
Bank N.A.) (a)	805,000	805,000
		2,805,000
Wyoming – 4.7%
Gillette Wyoming Pollution
Control Revenue, 0.18%,
1/1/18, (LOC Barclays Bank
plc) (a)	1,600,000	1,600,000
Lincoln County Wyoming
Pollution Control Revenue,
0.17%, 1/1/16, (LOC Wells
Fargo Bank N.A.) (a)	1,300,000	1,300,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes, continued
Wyoming, continued
Sweetwater County Wyoming
Pollution Control Revenue,
Series B, 0.17%, 12/1/20,
(LOC Wells Fargo Bank N.A.) (a)	2,000,000	2,000,000
		4,900,000

TOTAL VARIABLE RATE DEMAND NOTES
(COST $81,100,000)		81,100,000
Municipal Bonds – 17.2%
Alabama – 2.6%
Jefferson County Alabama Sewer
Revenue, Series D, 5.25%,
2/1/24, (Credit Support FGIC),
prerefunded 8/1/12 @ 100	1,870,000	1,870,000
Jefferson County Alabama Sewer
Revenue Warrants, Series D,
5.00%, 2/1/42, (Credit Support
FGIC), prerefunded 8/1/12 @ 100	880,000	880,000
		2,750,000
Arizona – 1.1%
Arizona State School Facilities
Board Certificates of
Participation, Series A, 5.25%,
9/1/17, (Credit Support NATL-
RE), prerefunded 3/1/13 @ 100	1,080,000	1,111,667
Georgia – 1.1%
Georgia Municipal Electric
Authority Revenue, Series A,
5.25%, 11/1/15, (Credit
Support NATL-RE),
prerefunded 11/1/12 @ 100	1,115,000	1,129,041
Illinois – 4.9%
Chicago Illinois Metropolitan
Water Reclamation District-
Greater Chicago GO, Series C,
5.38%, 12/1/15, prerefunded
12/1/12 @ 100	1,500,000	1,525,545
Chicago Illinois Metropolitan
Water Reclamation District-
Greater Chicago GO, Series C,
5.38%, 12/1/16, prerefunded
12/1/12 @ 100	1,500,000	1,525,822
Du Page Cook & Will Counties
Illinois Community College
District GO, Series A, 5.25%,
6/1/16, prerefunded 6/1/13 @ 100	2,000,000	2,083,838
		5,135,205
Michigan – 1.6%
Van Buren Township Michigan
Local Development Authority
GO, 5.25%, 4/1/23, (Credit
Support FGIC), prerefunded
4/1/13 @ 100	500,000	516,403
Ypsilanti Michigan Water
Supply & Sewage Disposal
System Revenue, Series C,
5.00%, 9/1/27, (Credit Support
AMBAC), prerefunded 9/1/12
@ 100	1,180,000	1,184,834
		1,701,237
Texas – 3.1%
Klein Texas Independent School
District GO, 5.00%, 8/1/19,
(Credit Support PSF-GTD),
prerefunded 8/1/12 @ 100	1,575,000	1,575,000
Waco Texas GO, 4.50%, 2/1/25,
prerefunded 2/1/13 @ 100	1,600,000	1,634,546
		3,209,546
Virginia – 1.8%
Hampton Virginia Convention
Center Revenue, 5.13%,
1/15/28, (Credit Support
AMBAC), prerefunded
1/15/13 @ 100	1,800,000	1,839,975
Washington – 1.0%
Pierce County Washington
School District GO, 5.25%,
12/1/22, (Credit Support
NATL-RE FGIC, School
Board Guaranty), prerefunded
12/1/12 @ 100	1,000,000	1,016,808

TOTAL MUNICIPAL BONDS
(COST $17,893,479)		17,893,479
TOTAL INVESTMENT SECURITIES
(COST $100,993,479) — 97.0%		100,993,479

Percentages indicated are based on net assets of $104,111,352.
(a)	Variable rate security. The rate presented represents the rate in effect at July 31, 2012. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Interest on security is subject to federal alternative minimum tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NATL-RE	Reinsurance provided by the National Public Finance Guarantee Corporation

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Government and Government Agency
Obligations – 24.9%
Federal Farm Credit Bank – 14.1%
0.21%, 8/2/12(a)	30,000,000	30,000,000
0.20%, 8/22/12(a), Series 1	50,000,000	49,999,555
0.22%, 9/20/12(a), Series 1	50,000,000	49,999,308
0.30%, 2/11/13(a), Series 4	39,000,000	39,025,152
0.18%, 3/8/13(a)	80,000,000	79,995,133
0.25%, 3/28/13(a), Series 1	40,000,000	40,015,933
0.20%, 4/2/13(a)	108,500,000	108,500,000
0.19%, 5/3/13(a)	150,000,000	150,000,000
0.33%, 6/19/13(a)	75,000,000	75,093,842
0.20%, 7/2/13(a), Series 1	85,000,000	85,000,000
		707,628,923
Federal Home Loan Bank – 5.1%
0.20%, 10/25/12(a), Series 1	40,000,000	40,004,986
0.25%, 1/8/13, Callable
9/27/12 @ 100	25,000,000	25,000,000
0.26%, 4/10/13	92,400,000	92,393,621
0.30%, 6/4/13, Callable
12/4/12 @ 100	25,000,000	25,000,000
0.30%, 6/14/13, Series 5,
Callable 8/23/12 @ 100	75,000,000	74,995,904
		257,394,511
Federal National Mortgage Association – 5.7%
0.27%, 8/23/12(a)	60,605,000	60,607,028
0.28%, 9/17/12(a)	50,000,000	50,004,240
0.34%, 12/3/12(a)	99,200,000	99,254,670
0.26%, 3/14/13(a)	82,750,000	82,765,122
		292,631,060

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(COST $1,257,654,494)		1,257,654,494
U.S. Treasury Obligations – 16.2%
U.S. Treasury Notes – 16.2%
4.00%, 11/15/12	75,000,000	75,826,781
3.38%, 11/30/12	10,000,000	10,106,651
0.63%, 2/28/13	100,000,000	100,254,421
1.38%, 3/15/13	50,000,000	50,361,358
0.75%, 3/31/13	175,000,000	175,611,836
1.75%, 4/15/13	200,000,000	202,174,779
3.13%, 4/30/13	50,000,000	51,080,532
1.13%, 6/15/13	49,000,000	49,371,183
1.00%, 7/15/13	50,000,000	50,359,314
0.38%, 7/31/13	50,000,000	50,089,353

TOTAL U.S. TREASURY OBLIGATIONS
(COST $815,236,208)		815,236,208
Repurchase Agreements – 57.8%
Bank of America Corp.,
purchased on 7/31/12, 0.18%,
due on 8/1/12 with a maturity
value of $400,002,000,
collateralized by various U.S.
Government and Government
Agency Obligations, 2.05%-
6.00%, 6/1/23-5/1/42, fair
value $408,000,001	400,000,000	400,000,000
Barclays Capital Group,
purchased on 7/26/12, 0.14%,
due on 8/2/12 with a maturity
value of $225,005,250,
collateralized by various U.S.
Government and Government
Agency Obligations, 0.00%-
8.25%, 10/2/12-4/2/32, fair
value $229,500,299	225,000,000	225,000,000
Barclays Capital Group,
purchased on 7/31/12, 0.18%,
due on 8/1/12 with a maturity
value of $435,002,175,
collateralized by various U.S.
Government and Government
Agency Obligations, 0.47%-
4.50%, 9/28/12-2/1/42, fair
value $443,700,000	435,000,000	435,000,000
BNP Paribas, purchased on
7/31/12, 0.17%, due on 8/7/12
with a maturity value of
$250,001,181, collateralized
by various U.S. Government
and Government Agency
Obligations, 1.50%-6.00%,
3/20/19-6/20/42, fair value
$255,000,001	250,000,000	250,000,000
BNP Paribas, purchased on
7/31/12, 0.18%, due on 8/1/12
with a maturity value of
$300,001,500, collateralized
by various U.S. Government
and Government Agency
Obligations, 3.50%-4.50%,
12/1/25-7/1/42, fair value
$306,000,000	300,000,000	300,000,000
Citigroup Global Markets,
purchased on 7/31/12, 0.18%,
due on 8/1/12 with a maturity
value of $300,001,500,
collateralized by various U.S.
Government and Government
Agency Obligations, 2.50%-
6.01%, 1/1/25-3/20/42, fair
value $306,000,000	300,000,000	300,000,000
Deutsche Bank, purchased on
7/31/12, 0.19%, due on 8/1/12
with a maturity value of
$500,002,639, collateralized
by various U.S. Government
and Government Agency
Obligations, 4.00%-4.50%,
4/1/31-3/1/42, fair value
$510,000,001	500,000,000	500,000,000
Greenwich Capital Markets, Inc.,
purchased on 7/31/12, 0.16%,
due on 8/1/12 with a maturity
value of $200,000,889,
collateralized by U.S. Treasury
Obligations, 1.00%, 6/30/19,
fair value $204,004,917	200,000,000	200,000,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Repurchase Agreements, continued
Greenwich Capital Markets, Inc.,
purchased on 7/31/12, 0.19%,
due on 8/1/12 with a maturity
value of $300,001,583,
collateralized by various U.S.
Government and Government
Agency Obligations, 2.50%-
7.50%, 6/1/14-8/1/42, fair
value $306,003,627	300,000,000	300,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $2,910,000,000)		2,910,000,000
TOTAL INVESTMENT SECURITIES
(COST $4,982,890,702) — 98.9%		4,982,890,702

Percentages indicated are based on net assets of $5,036,078,395.
(a)	Variable rate security. The rate presented represents the rate in effect at July 31, 2012. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Treasury Obligations – 112.7%
U.S. Treasury Bills – 85.9%
0.07%, 8/2/12(a)	318,500,000	318,499,360
0.07%, 8/9/12(a)	654,000,000	653,989,515
0.07%, 8/16/12(a)	500,000,000	499,985,669
0.08%, 8/30/12(a)	450,000,000	449,973,479
		1,922,448,023
U.S. Treasury Notes – 26.8%
1.38%, 9/15/12	100,000,000	100,148,263
0.38%, 10/31/12	35,000,000	35,020,204
4.00%, 11/15/12	75,000,000	75,826,914
0.50%, 11/30/12	40,000,000	40,044,200
3.38%, 11/30/12	40,000,000	40,426,798
0.63%, 12/31/12	50,000,000	50,095,746
1.38%, 1/15/13	115,000,000	115,633,516
0.63%, 1/31/13	20,000,000	20,042,160
3.88%, 2/15/13	25,000,000	25,498,747
2.75%, 2/28/13	25,000,000	25,371,039
3.13%, 4/30/13	25,000,000	25,538,370
1.13%, 6/15/13	45,000,000	45,349,053
		598,995,010

TOTAL U.S. TREASURY OBLIGATIONS (COST $2,521,443,033)		2,521,443,033
TOTAL INVESTMENT SECURITIES — 112.7%		2,521,443,033

Percentages indicated are based on net assets of $2,237,648,812.
(a)	Discount note. Rate presented represents the effective yield at time of purchase.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC AGGRESSIVE STRATEGY FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies—1.9%
HSBC Emerging Markets Debt Fund, Class I Shares	11,257	124,951
HSBC Emerging Markets Local Debt Fund, Class I Shares	18,895	182,525
HSBC Prime Money Market Fund, Class I Shares, 0.17%(a)	37,637	37,637

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $333,797)		345,113
Affiliated Portfolios—16.0%
HSBC Growth Portfolio		2,092,764
HSBC Opportunity Portfolio		749,194

TOTAL AFFILIATED PORTFOLIOS (COST $2,176,201)		2,841,958
Unaffiliated Investment Companies—58.0%
Artisan Value Fund, Class IV Shares	112,313	1,210,739
Brown Advisory Growth Equity Fund, Institutional Shares	65,420	898,870
Columbia High Yield Bond Fund, Class Z Shares	242,653	698,840
CRM Small/Mid Cap Value Fund, Institutional Shares	52,786	754,834
Delaware Emerging Markets Fund, Class I Shares	78,895	985,393
Dreyfus Global Real Estate Securities Fund, Class I Shares	5,098	40,838
EII Global Property Fund, Institutional Shares	3,787	60,706
Janus Flexible Bond Fund, Institutional Shares	2,439	26,777
JPMorgan Equity Income Fund, Class I Shares	177,333	1,801,701
JPMorgan High Yield Fund, Select Shares	87,182	693,970
Lord Abbett Core Fixed Income Fund, Institutional Shares	3,285	37,318
Lord Abbett International Core Equity Trust, Class I Shares	160,242	1,741,827
Metropolitan West Total Return Bond Fund, Institutional Shares	2,476	26,862
PIMCO Total Return Fund, Institutional Shares	4,366	50,077
T. Rowe Price New Income Fund, Retail Shares	3,693	36,709
Trilogy Emerging Markets Equity Fund, Institutional Shares	148,783	1,208,117

TOTAL UNAFFILIATED INVESTMENT COMPANIES (COST $10,375,205)		10,273,578
Exchange Traded Funds—24.2%
iShares MSCI Emerging Markets Index Fund	6,161	241,018
PowerShares Global Listed Private Equity Portfolio ETF	92,625	826,215
SPDR S&P 500 ETF Trust	23,414	3,224,342

TOTAL EXCHANGE TRADED FUNDS
(COST $4,343,951)		4,291,575
TOTAL INVESTMENT SECURITIES—100.1%		17,752,224

Percentages indicated are based on net assets of $17,727,654.
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2012.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC BALANCED STRATEGY FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies—9.8%
HSBC Emerging Markets Debt Fund, Class I Shares	285,918	3,173,687
HSBC Emerging Markets Local Debt Fund, Class I Shares	188,076	1,816,813
HSBC Prime Money Market Fund, Class I Shares, 0.17%(a)	119,814	119,814

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $4,838,268)		5,110,314
Affiliated Portfolios—12.0%
HSBC Growth Portfolio		4,601,761
HSBC Opportunity Portfolio		1,638,465

TOTAL AFFILIATED PORTFOLIOS (COST $4,756,167)		6,240,226
Unaffiliated Investment Companies—59.1%
Artisan Value Fund, Class IV Shares	244,243	2,632,940
Brown Advisory Growth Equity Fund, Institutional Shares	140,772	1,934,213
Columbia High Yield Bond Fund, Class Z Shares	1,194,812	3,441,060
CRM Small/Mid Cap Value Fund, Institutional Shares	114,844	1,642,265
Delaware Emerging Markets Fund, Class I Shares	111,673	1,394,800
Dreyfus Global Real Estate Securities Fund, Class I Shares	56,450	452,168
EII Global Property Fund, Institutional Shares	44,120	707,241
Janus Flexible Bond Fund, Institutional Shares	47,999	527,032
JPMorgan Equity Income Fund, Class I Shares	384,995	3,911,546
JPMorgan High Yield Fund, Select Shares	430,332	3,425,442
Lord Abbett Core Fixed Income Fund, Institutional Shares	66,917	760,182
Lord Abbett International Core Equity Trust, Class I Shares	304,014	3,304,632
Metropolitan West Total Return Bond Fund, Institutional Shares	48,949	531,098
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	376,895	2,596,808
PIMCO Total Return Fund, Institutional Shares	92,209	1,057,640
T. Rowe Price New Income Fund, Retail Shares	80,745	802,605
Trilogy Emerging Markets Equity Fund, Institutional Shares	205,445	1,668,209

TOTAL UNAFFILIATED INVESTMENT COMPANIES (COST $31,308,946)		30,789,881
Exchange Traded Funds—19.2%
iShares iBoxx $ Investment Grade Corporate Bond Fund	5,396	654,427
iShares MSCI Emerging Markets Index Fund	13,797	539,739
PowerShares Global Listed Private Equity Portfolio ETF	200,562	1,789,013
SPDR S&P 500 ETF Trust	51,079	7,034,089

TOTAL EXCHANGE TRADED FUNDS
(COST $10,079,267)		10,017,268
TOTAL INVESTMENT SECURITIES—100.1%		52,157,689

Percentages indicated are based on net assets of $52,120,661.
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2012.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC MODERATE STRATEGY FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies—12.6%
HSBC Emerging Markets Debt Fund, Class I Shares	280,454	3,113,040
HSBC Emerging Markets Local Debt Fund, Class I Shares	216,069	2,087,229
HSBC Prime Money Market Fund, Class I Shares, 0.17%(a)	647,475	647,475

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $5,535,932)		5,847,744
Affiliated Portfolios—8.2%
HSBC Growth Portfolio		2,803,691
HSBC Opportunity Portfolio		987,445

TOTAL AFFILIATED PORTFOLIOS (COST $2,809,179)		3,791,136
Unaffiliated Investment Companies—66.4%
Artisan Value Fund, Class IV Shares	147,802	1,593,306
ASG Global Alternatives Fund, Class Y Shares	32,728	333,821
Brown Advisory Growth Equity Fund, Institutional Shares	87,681	1,204,736
Columbia High Yield Bond Fund, Class Z Shares	1,063,826	3,063,819
CRM Small/Mid Cap Value Fund, Institutional Shares	69,133	988,603
Delaware Emerging Markets Fund, Class I Shares	75,762	946,270
Dreyfus Global Real Estate Securities Fund, Class I Shares	42,502	340,442
EII Global Property Fund, Institutional Shares	38,327	614,380
Janus Flexible Bond Fund, Institutional Shares	138,163	1,517,033
JPMorgan Equity Income Fund, Class I Shares	236,591	2,403,762
JPMorgan High Yield Fund, Select Shares	370,951	2,952,770
Lord Abbett Core Fixed Income Fund, Institutional Shares	178,449	2,027,177
Lord Abbett International Core Equity Trust, Class I Shares	261,059	2,837,711
Metropolitan West Total Return Bond Fund, Institutional Shares	136,985	1,486,284
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	359,624	2,477,808
PIMCO Total Return Fund, Institutional Shares	241,686	2,772,141
T. Rowe Price New Income Fund, Retail Shares	210,644	2,093,805
Trilogy Emerging Markets Equity Fund, Institutional Shares	142,107	1,153,908

TOTAL UNAFFILIATED INVESTMENT COMPANIES (COST $31,041,593)		30,807,776
Exchange Traded Funds—13.1%
iShares iBoxx $ Investment Grade Corporate Bond Fund	3,851	467,049
iShares MSCI Emerging Markets Index Fund	8,042	314,603
PowerShares Global Listed Private Equity Portfolio ETF	109,803	979,443
SPDR S&P 500 ETF Trust	31,187	4,294,762

TOTAL EXCHANGE TRADED FUNDS
(COST $6,052,698)		6,055,857
TOTAL INVESTMENT SECURITIES—100.3%		46,502,513

Percentages indicated are based on net assets of $46,356,996.
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2012.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC CONSERVATIVE STRATEGY FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies—12.8%
HSBC Emerging Markets Debt Fund, Class I Shares	127,089	1,410,687
HSBC Emerging Markets Local Debt Fund, Class I Shares	116,246	1,122,933
HSBC Prime Money Market Fund, Class I Shares, 0.17%(a)	350,507	350,507

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $2,738,542)		2,884,127
Affiliated Portfolios—5.1%
HSBC Growth Portfolio		843,293
HSBC Opportunity Portfolio		299,166

TOTAL AFFILIATED PORTFOLIOS (COST $873,876)		1,142,459
Unaffiliated Investment Companies—74.4%
Artisan Value Fund, Class IV Shares	44,643	481,250
ASG Global Alternatives Fund, Class Y Shares	43,709	445,835
Brown Advisory Growth Equity Fund, Institutional Shares	26,301	361,379
Columbia High Yield Bond Fund, Class Z Shares	455,739	1,312,529
CRM Small/Mid Cap Value Fund, Institutional Shares	20,918	299,122
Delaware Emerging Markets Fund, Class I Shares	7,991	99,808
Dreyfus Global Real Estate Securities Fund, Class I Shares	24,390	195,362
EII Global Property Fund, Institutional Shares	17,225	276,124
Janus Flexible Bond Fund, Institutional Shares	122,616	1,346,322
JPMorgan Equity Income Fund, Class I Shares	71,366	725,074
JPMorgan High Yield Fund, Select Shares	163,206	1,299,118
Lord Abbett Core Fixed Income Fund, Institutional Shares	161,856	1,838,679
Lord Abbett International Core Equity Trust, Class I Shares	107,519	1,168,726
Metropolitan West Total Return Bond Fund, Institutional Shares	124,353	1,349,235
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.01%(a)	2,173	2,173
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	153,251	1,055,897
PIMCO Total Return Fund, Institutional Shares	215,069	2,466,838
T. Rowe Price New Income Fund, Retail Shares	189,799	1,886,605
Trilogy Emerging Markets Equity Fund, Institutional Shares	15,068	122,350

TOTAL UNAFFILIATED INVESTMENT COMPANIES (COST $16,446,787)		16,732,426
Exchange Traded Funds—7.6%
iShares iBoxx $ Investment Grade Corporate Bond Fund	2,800	339,584
PowerShares Global Listed Private Equity Portfolio ETF	9,070	80,904
SPDR S&P 500 ETF Trust	9,331	1,284,972

TOTAL EXCHANGE TRADED FUNDS
(COST $1,648,825)		1,705,460
TOTAL INVESTMENT SECURITIES—99.9%		22,464,472

Percentages indicated are based on net assets of $22,483,881.
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2012.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INCOME STRATEGY FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies—11.9%
HSBC Emerging Markets Debt Fund, Class I Shares	2,676	29,701
HSBC Emerging Markets Local Debt Fund, Class I Shares	3,806	36,771
HSBC Prime Money Market Fund, Class I Shares, 0.17%(a)	17,421	17,421
TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $82,445)		83,893

Unaffiliated Investment Companies—94.6%
Columbia High Yield Bond Fund, Class Z Shares	11,293	32,523
Dreyfus Global Real Estate Securities Fund, Class I Shares	825	6,612
EII Global Property Fund, Institutional Shares	617	9,883
Federated Strategic Value Dividend Fund, Institutional Shares	13,545	69,352
Janus Flexible Bond Fund, Institutional Shares	5,802	63,709
JPMorgan High Yield Fund, Select Shares	4,065	32,361
Lord Abbett Core Fixed Income Fund, Institutional Shares	7,851	89,188
Metropolitan West Total Return Bond Fund, Institutional Shares	5,896	63,971
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.01%(a)	53,312	53,312
PIMCO Total Return Fund, Institutional Shares	10,394	119,218
T. Rowe Price International Growth & Income Fund	2,934	34,828
T. Rowe Price New Income Fund, Retail Shares	8,992	89,380

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $654,344)		664,337
Exchange Traded Fund – 1.4%
iShares iBoxx $ Investment Grade Corporate Bond Fund	80	9,702

TOTAL EXCHANGE TRADED FUND
(COST $9,408)		9,702
TOTAL INVESTMENT SECURITIES—107.9%		757,932

Percentages indicated are based on net assets of $702,264.
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2012.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

	Principal
	Amount ($)	Value ($)
Yankee Dollars – 96.7%
Argentina – 1.0%
Republic of Argentina, 8.28%,
12/31/33	337,637	224,529
Republic of Argentina, 2.50%,
12/31/38 (a)	520,000	169,000
		393,529
Brazil – 8.2%
Banco ABC Brasil SA, 7.88%,
4/8/20	100,000	104,000
Banco do Brasil SA, Registered,
5.88%, 1/26/22	450,000	473,085
Banco Votorantim, Registered,
5.25%, 2/11/16, MTN	200,000	205,000
Banco Votorantim, Registered,
7.38%, 1/21/20	100,000	108,000
Federal Republic of Brazil,
4.88%, 1/22/21	400,000	480,000
Federal Republic of Brazil,
8.75%, 2/4/25	450,000	722,250
Federal Republic of Brazil,
8.25%, 1/20/34	100,000	167,700
Petrobras International Finance
Co., 5.75%, 1/20/20	400,000	451,935
Petrobras International Finance
Co., 5.38%, 1/27/21	100,000	111,868
Vale Overseas Ltd., 6.88%,
11/21/36	100,000	120,283
Votorantim Cimentos SA,
Registered, 7.25%, 4/5/41	200,000	208,700
		3,152,821
Chile – 0.6%
Empresa Nacional de Petroleo,
Registered, 4.75%, 12/6/21	220,000	234,690
China – 0.8%
Country Garden Holdings Co.
Ltd., Registered, 11.25%,
4/22/17, Callable 4/22/14 @
105.62	100,000	105,250
Sinopec Group Overseas
Development 2012 Ltd.,
Registered, 3.90%, 5/17/22	200,000	215,340
		320,590
Colombia – 3.0%
Bancolombia SA, 6.13%, 7/26/20	100,000	107,500
Bancolombia SA, 5.95%, 6/3/21	100,000	109,500
Republic of Colombia, 4.38%,
7/12/21	250,000	288,750
Republic of Colombia, 8.13%,
5/21/24	300,000	447,750
Republic of Colombia, 6.13%,
1/18/41	150,000	207,375
		1,160,875
Croatia – 1.1%
Croatia, Registered, 6.38%,
3/24/21	400,000	408,500
Dominican Republic – 0.3%
Dominican Republic, 7.50%,
5/6/21	100,000	108,850
El Salvador – 0.7%
Republic of El Salvador, 7.75%,
1/24/23	225,000	254,588
Hungary – 1.7%
Republic of Hungary, 6.25%,
1/29/20	280,000	286,300
Republic of Hungary, 6.38%,
3/29/21	350,000	357,000
		643,300
Indonesia – 9.9%
Majapahit Holding BV, 8.00%,
8/7/19	225,000	276,187
Pertamina PT, Registered,
4.88%, 5/3/22	400,000	420,800
Republic of Indonesia, 7.25%,
4/20/15	300,000	339,375
Republic of Indonesia, 7.50%,
1/15/16	200,000	234,250
Republic of Indonesia, 6.88%,
1/17/18	575,000	696,469
Republic of Indonesia, 5.88%,
3/13/20	1,350,000	1,609,875
Republic of Indonesia,
Registered, 6.63%, 2/17/37	175,000	230,344
		3,807,300
Iraq – 0.6%
Republic of Iraq, Registered,
5.80%, 1/15/28, Callable
9/2/12 @ 100.00	250,000	218,125
Ireland (Republic of) – 0.5%
Vnesheconombank, Registered,
5.38%, 2/13/17	200,000	211,646
Kazakhstan – 2.0%
Development Bank of
Kazakhstan, 5.50%, 12/20/15	525,000	552,300
Kazakhstan Temir Zholy,
Registered, 6.95%, 7/10/42	200,000	221,000
		773,300
Lithuania – 1.6%
Republic of Lithuania, 5.13%,
9/14/17	350,000	379,750
Republic of Lithuania,
Registered, 6.63%, 2/1/22	200,000	237,300
		617,050
Malaysia – 1.4%
Petronas Capital Ltd., 5.25%,
8/12/19	475,000	552,362
Mexico – 11.9%
BBVA Bancomer SA Texas,
Registered, 6.50%, 3/10/21	175,000	180,250

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Mexico, continued
Petroleos Mexicanos, 5.50%,
1/21/21	1,000,000	1,165,000
Petroleos Mexicanos, Registered,
4.88%, 1/24/22	150,000	169,125
United Mexican States, Series A,
5.13%, 1/15/20, MTN	1,370,000	1,644,000
United Mexican States, 3.63%,
3/15/22	150,000	165,375
United Mexican States, Series A,
7.50%, 4/8/33, MTN	100,000	153,750
United Mexican States, Series A,
6.05%, 1/11/40	800,000	1,106,800
		4,584,300
Pakistan – 0.2%
Islamic Republic of Pakistan,
6.88%, 6/1/17	100,000	79,500
Panama – 3.1%
Republic of Panama, 5.20%,
1/30/20	875,000	1,041,250
Republic of Panama, 7.13%,
1/29/26	100,000	140,750
		1,182,000
Peru – 2.2%
Republic of Peru, 7.13%, 3/30/19	100,000	131,500
Republic of Peru, 8.75%,
11/21/33	320,000	556,000
Republic of Peru, 6.55%, 3/14/37	125,000	183,000
		870,500
Philippines – 4.2%
Republic of Philippines, 6.50%,
1/20/20	350,000	444,500
Republic of Philippines, 4.00%,
1/15/21	1,050,000	1,161,562
		1,606,062
Poland – 1.9%
Republic of Poland, 5.13%,
4/21/21	350,000	401,625
Republic of Poland, 5.00%,
3/23/22	290,000	332,050
		733,675
Romania – 1.1%
Romania, Registered, 6.75%,
2/7/22, MTN	420,000	444,150
Russian Federation – 13.8%
Alfa Issuance Ltd., Series E,
8.00%, 3/18/15, MTN	100,000	106,650
Gazprom OAO, Registered,
8.13%, 7/31/14	300,000	330,900
Gazprom OAO, Registered,
9.25%, 4/23/19	125,000	161,833
RSHB Capital SA, 6.30%,
5/15/17	475,000	518,534
Russia Foreign Bond, 5.00%,
4/29/20	300,000	340,200
Russia Foreign Bond, Registered,
7.50%, 3/31/30 (a)	2,515,625	3,122,645
RZD Capital Ltd., Series E,
5.74%, 4/3/17, MTN	500,000	547,860
Sberbank, Registered, 5.18%,
6/28/19	200,000	207,310
		5,335,932
Slovak Republic – 1.1%
Slovak Republic, Registered,
4.38%, 5/21/22	400,000	412,000
South Africa – 2.3%
Republic of South Africa, 6.88%,
5/27/19	350,000	444,500
Republic of South Africa, 5.50%,
3/9/20	175,000	208,250
Republic of South Africa, 4.67%,
1/17/24	200,000	225,500
		878,250
Sri Lanka – 0.5%
Bank of Ceylon, Registered,
6.88%, 5/3/17	200,000	205,500
Turkey – 9.2%
Republic of Turkey, 7.50%,
11/7/19	100,000	124,250
Republic of Turkey, 5.63%,
3/30/21	1,875,000	2,123,437
Republic of Turkey, 5.13%,
3/25/22	850,000	929,688
Republic of Turkey, 6.25%,
9/26/22	300,000	358,125
		3,535,500
Ukraine – 1.6%
Ukraine Government, 6.88%,
9/23/15	475,000	450,561
Ukraine Government, 7.75%,
9/23/20	200,000	180,500
		631,061
Uruguay – 1.5%
Republic of Uruguay, PIK,
7.88%, 1/15/33	375,000	578,437
Venezuela – 8.7%
Bolivarian Republic of
Venezuela, 7.65%, 4/21/25	125,000	89,250
Bolivarian Republic of
Venezuela, 9.25%, 5/7/28	750,000	586,875
Petroleos de Venezuela SA,
8.50%, 11/2/17	1,450,000	1,214,375
Republic of Venezuela, 7.00%,
12/1/18	100,000	79,250
Republic of Venezuela, 7.75%,
10/13/19	1,600,000	1,272,000

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited) (continued)

	Shares or
	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Venezuela, continued
Republic of Venezuela, 9.25%,
9/15/27	150,000	123,975
		3,365,725
TOTAL YANKEE DOLLARS
(COST $34,082,949)		37,300,118
Investment Company – 1.6%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (b)	603,753	603,753

TOTAL INVESTMENT COMPANY
(COST $603,753)		603,753
TOTAL INVESTMENT SECURITIES
(COST $34,686,702) — 98.3%		37,903,871

Percentages indicated are based on net assets of $38,550,062.
(a)	Step Bond: Coupon rate is set for an initial period and then increases to a higher coupon rate at a specified date.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2012.
MTN	Medium Term Note
PIK	Payment-in-Kind

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

Credit Default Swap Agreements - Sell Protection(a)

At July 31, 2012, the Fund’s open credit default swap agreements were as follows:

			Implied Credit
		Expiration	Spread at April 30, 2012	Notional	Fixed Rate		Upfront Premiums	Unrealized Appreciation/
Underlying Instrument	Counterparty	Date	(%) (b)	Amount ($)(c)	(%)	Value ($)	Paid/(Received) ($)	(Depreciation) ($)
Federative Republic of Brazil	Barclays Bank PLC	09/20/16	1.22	550,000	1.00	(1,145)	(11,666)	10,521
Peoples Republic of China	JPMorgan Chase Bank N.A.	09/20/16	0.93	500,000	1.00	3,332	(3,227)	6,558
Peoples Republic of China	JPMorgan Chase Bank N.A.	09/20/16	0.93	500,000	1.00	3,332	(4,641)	7,972
Markit CDX Emerging Markets
Index	JPMorgan Chase Bank N.A.	06/20/17	2.52	775,000	5.00	92,493	74,400	18,093
						98,011	54,866	43,145

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

At July 31, 2012, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Short Contracts	Counterparty	Date	Currency)	($)	($)	($)
Brazilian Real	JPMorgan Chase Bank N.A.	8/2/12	101,068	49,984	49,330	654
European Euro	JPMorgan Chase Bank N.A.	8/3/12	302,835	400,000	372,559	27,441
Mexican Peso	JPMorgan Chase Bank N.A.	10/9/12	10,907,230	820,000	814,775	5,225
				1,269,984	1,236,664	33,320

			Contract			Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Long Contracts	Counterparty	Date	Currency)	($)	($)	($)
Brazilian Real	JPMorgan Chase Bank N.A.	8/2/12	101,068	48,311	49,330	1,019
Brazilian Real	Barclays Bank PLC	9/5/12	1,169,070	570,000	566,791	(3,209)
European Euro	JPMorgan Chase Bank N.A.	8/3/12	313,627	400,000	385,836	(14,164)
Mexican Peso	JPMorgan Chase Bank N.A.	10/9/12	11,106,291	823,940	829,645	5,705
Mexican Peso	JPMorgan Chase Bank N.A.	9/10/12	7,817,265	570,000	585,605	15,605
				2,412,251	2,417,207	4,956

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

	Principal
	Amount ($)	Value ($)
Foreign Bonds – 49.0%†
Hungary – 2.9%
Hungary Government Bond,
Series 17/A, 6.75%, 11/24/17	120,000,000	508,378
Hungary Government Bond,
Series 22/A, 7.00%, 6/24/22	100,000,000	424,173
		932,551
Indonesia – 4.7%
Indonesia Government, Series
FR28, 10.00%, 7/15/17	9,100,000,000	1,150,526
Indonesia Government, Series
FR56, 8.38%, 9/15/26	2,855,000,000	360,814
		1,511,340
Malaysia – 6.0%
Malaysian Government, Series
0409, 3.74%, 2/27/15	4,500,000	1,462,794
Malaysian Government, Series
0111, 4.16%, 7/15/21	380,000	128,762
Malaysian Government, Series
0112, 3.42%, 8/15/22	1,000,000	320,320
		1,911,876
Mexico – 3.3%
Mexican Bonos Desarr, Series
M, 8.00%, 6/11/20 (a)	11,114,000	995,269
Mexican Bonos Desarr, Series
M30, 8.50%, 11/18/38 (a)	800,000	75,953
		1,071,222
Peru – 1.6%
Peru Bono Soberano, 9.91%,
5/5/15	515,000	226,926
Republic of Peru, Registered,
6.95%, 8/12/31	650,000	293,150
		520,076
Poland – 6.1%
Poland Government Bond, Series
0414, 5.75%, 4/25/14	4,600,000	1,412,764
Poland Government Bond, Series
1020, 5.25%, 10/25/20	150,000	46,487
Poland Government Bond, Series
1021, 5.75%, 10/25/21	840,000	267,980
Poland Government Bond, Series
0922, 5.75%, 9/23/22	660,000	210,912
		1,938,143
Russian Federation – 4.2%
Russia Foreign Bond, 7.85%,
3/10/18	40,000,000	1,328,319
South Africa – 10.5%
Republic of South Africa, Series
R157, 13.50%, 9/15/15	10,000,000	1,481,822
Republic of South Africa, Series
R203, 8.25%, 9/15/17	8,000,000	1,064,376
Republic of South Africa, Series
R186, 10.50%, 12/21/26	2,050,000	316,447
Republic of South Africa, Series
R213, 7.00%, 2/28/31	2,400,000	267,048

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

	Shares or Principal
	Amount ($)	Value ($)
Foreign Bonds†, continued
South Africa, continued
Republic of South Africa, Series
R209, 6.25%, 3/31/36	2,500,000	245,690
		3,375,383
Thailand – 3.6%
Thailand Government Bond,
4.13%, 11/18/16	35,000,000	1,151,281
Turkey – 6.1%
Turkey Government Bond,
10.00%, 4/10/13 (a)	2,480,000	1,402,979
Turkey Government Bond,
9.50%, 1/12/22 (a)	890,000	544,010
		1,946,989

TOTAL FOREIGN BONDS
(COST $16,338,017)		15,687,180
Yankee Dollars – 4.7%
Brazil – 0.8%
Banco Votorantim, 4.25%,
2/8/13, MTN (b)	250,000	251,825
Kazakhstan – 0.7%
KazMunayGas National Co.,
Series 1, 8.38%, 7/2/13, MTN	225,000	237,341
Luxembourg – 0.8%
TNK-BP Finance SA, Series 5,
7.50%, 3/13/13, MTN	250,000	258,523
Russian Federation – 1.7%
AK Transneft OJSC, 7.70%,
8/7/13	225,000	238,691
Alfa Invest Ltd., 9.25%, 6/24/13,
MTN	100,000	105,275
Sberbank, Series E, 6.48%,
5/15/13, MTN	200,000	207,750
		551,716
United Arab Emirates – 0.7%
The Abu Dhabi National Energy
Co. (TAQA), 6.60%, 8/1/13	200,000	210,500

TOTAL YANKEE DOLLARS
(COST $1,498,740)		1,509,905
Purchased Options – 0.2%‡

TOTAL PURCHASED OPTIONS
(COST $52,066)		55,267
Investment Company – 42.9%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (c)	13,746,341	13,746,341

TOTAL INVESTMENT COMPANY
(COST $13,746,341)		13,746,341
TOTAL INVESTMENT SECURITIES
(COST $31,635,164) — 96.8%		30,998,693

Percentages indicated are based on net assets of $32,020,408.
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2012. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Step Bond: Coupon rate is set for an initial period and then increases to a higher coupon rate at a specified date.
(c)	The rate represents the annualized one-day yield that was in effect on July 31, 2012.
MTN	Medium Term Note

‡	Purchased options outstanding on July 31, 2012:

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

Purchased Currency Options

At July 31, 2012, the Fund’s open options contracts were as follows:

				Strike	Premium
			Expiration	Price	Received	Value
Contracts	Counterparty	Description	Date	($)	($)	($)
270,000	Barclays Bank PLC	Mexican Peso Currency Option (USD/MXN)	1/31/13	14.32	7,031	6,188
2,000,000	Barclays Bank PLC	Turkish Lira Currency Option (USD/TRY)	9/27/12	1.94	21,250	4,628
						10,816

Written Currency Options

At July 31, 2012, the Fund’s open options contracts were as follows:

				Strike	Premium
			Expiration	Price	Received	Value
Contracts	Counterparty	Description	Date	($)	($)	($)
270,000	Barclays Bank PLC	Mexican Peso Currency Option (USD/MXN)	8/2/12	13.60	3,440	(120)
1,000,000	Barclays Bank PLC	Turkish Lira Currency Option (USD/TRY)	9/27/12	1.85	21,250	(7,922)
						(8,042)

Purchased Interest Rate Swaptions

At July 31, 2012, the fund’s open options contracts were as follows:

						Notional	Premium
			Pay/Receive	Exercise	Expiration	Amount	Received	Value
Description	Counterparty	Floating Rate Index	Floating Rate	Rate	Date	(Local)	($)	($)
Call - OTC 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Warsaw Interbank Offer Rate	Pay	5.28%	8/9/12	3,540 PLN	23,785	44,452
							23,785	44,452

Written Interest Rate Swaptions

At July 31, 2012, the fund’s open options contracts were as follows:

						Notional	Premium
			Pay/Receive	Exercise	Expiration	Amount	Received	Value
Description	Counterparty	Floating Rate Index	Floating Rate	Rate	Date	(Local)	($)	($)
Put - OTC 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Warsaw Interbank Offer Rate	Receive	5.12%	8/9/12	7,080 PLN	(23,785)	(87)
							(23,785)	(87)

At July 31, 2012, the Fund's open forward foreign currency exchange contracts were as follows:

						Unrealized
			Contract			Appreciation/
		Delivery	Amount	Contract Value	Value	(Depreciation)
Short Contracts	Counterparty	Date	(Local Currency)	($)	($)	($)
Brazilian Real	JPMorgan Chase Bank N.A.	8/2/12	5,230,137	2,586,616	2,552,781	33,835
Chilean Peso	JPMorgan Chase Bank N.A.	8/22/12	460,443,000	930,000	951,431	(21,431)
Chilean Peso	JPMorgan Chase Bank N.A.	10/24/12	316,668,000	639,475	648,694	(9,219)
European Euro	JPMorgan Chase Bank N.A.	9/21/12	350,000	444,823	430,842	13,981
Indonesian Rupiah	Standard Charter Bank	8/10/12	4,098,550,000	434,951	432,655	2,296
Indonesian Rupiah	JPMorgan Chase Bank N.A.	11/23/12	4,098,550,000	427,155	426,610	545
Malaysian Ringgit	JPMorgan Chase Bank N.A.	8/15/12	322,199	104,281	102,865	1,416
Malaysian Ringgit	Standard Charter Bank	8/15/12	1,038,863	325,000	331,667	(6,667)
Malaysian Ringgit	JPMorgan Chase Bank N.A.	11/26/12	398,062	125,346	126,314	(968)
Mexican Peso	JPMorgan Chase Bank N.A.	10/9/12	15,700,490	1,180,000	1,172,833	7,167
Russian Ruble	Barclays Bank PLC	10/26/12	9,436,000	280,000	288,973	(8,973)
South African Rand	Standard Charter Bank	9/19/12	10,741,471	1,239,067	1,290,479	(51,412)
South African Rand	JPMorgan Chase Bank N.A.	9/19/12	4,588,110	540,000	551,215	(11,215)
Taiwan Dollar	JPMorgan Chase Bank N.A.	8/21/12	20,724,100	691,034	691,541	(507)
Thai Baht	Standard Charter Bank	8/14/12	4,715,130	150,414	149,713	701
				10,098,162	10,148,613	(50,451)

						Unrealized
			Contract			Appreciation/
		Delivery	Amount	Contract Value	Value	(Depreciation)
Long Contracts	Counterparty	Date	(Local Currency)	($)	($)	($)
Brazilian Real	JPMorgan Chase Bank N.A.	8/2/12	4,103,000	1,961,281	2,002,636	41,355
Brazilian Real	Standard Charter Bank	8/2/12	179,235	90,000	87,483	(2,517)
Brazilian Real	JPMorgan Chase Bank N.A.	8/2/12	947,903	465,000	462,662	(2,338)
Brazilian Real	JPMorgan Chase Bank N.A.	9/5/12	5,230,137	2,571,229	2,535,687	(35,542)
Brazilian Real	Barclays Bank PLC	9/5/12	826,553	403,000	400,731	(2,269)
Chilean Peso	JPMorgan Chase Bank N.A.	8/22/12	143,775,000	280,948	297,088	16,140
Chilean Peso	JPMorgan Chase Bank N.A.	8/22/12	316,668,000	644,945	654,343	9,398
Chinese Yuan	JPMorgan Chase Bank N.A.	10/10/12	7,836,925	1,231,833	1,225,468	(6,365)
Colombian Peso	Standard Charter Bank	10/26/12	1,853,768,345	1,010,228	1,022,036	11,808
Czech Koruna	Standard Charter Bank	9/19/12	16,349,521	805,804	794,914	(10,890)
Czech Koruna	Standard Charter Bank	9/19/12	3,124,275	150,000	151,902	1,902
European Euro	JPMorgan Chase Bank N.A.	8/3/12	392,126	500,000	482,408	(17,592)
Hong Kong Dollar	Standard Charter Bank	9/28/12	11,488,375	1,480,938	1,481,813	875
Hong Kong Dollar	JPMorgan Chase Bank N.A.	9/28/12	7,209,825	930,000	929,949	(51)
Hungarian Forint	JPMorgan Chase Bank N.A.	10/9/12	52,742,689	225,227	228,223	2,996
Indonesian Rupiah	JPMorgan Chase Bank N.A.	8/10/12	4,098,550,000	432,793	432,655	(138)
Israeli New Shekel	Standard Charter Bank	9/20/12	1,397,144	360,484	350,081	(10,403)
Indian Rupee	Standard Charter Bank	8/29/12	25,013,540	437,529	447,006	9,477
Indian Rupee	Standard Charter Bank	8/29/12	11,370,000	200,000	203,188	3,188
Indian Rupee	Standard Charter Bank	8/29/12	35,462,700	630,000	633,739	3,739
Malaysian Ringgit	Standard Charter Bank	8/15/12	963,000	300,000	307,447	7,447
Malaysian Ringgit	JPMorgan Chase Bank N.A.	8/15/12	398,062	125,969	127,085	1,116
Mexican Peso	JPMorgan Chase Bank N.A.	9/10/12	8,502,990	620,000	636,974	16,974
Mexican Peso	JPMorgan Chase Bank N.A.	9/20/12	6,225,420	465,000	465,926	926
Mexican Peso	JPMorgan Chase Bank N.A.	9/20/12	750,000	55,807	56,132	325
Mexican Peso	Barclays Bank PLC	9/20/12	1,276,658	95,000	95,548	548
Mexican Peso	JPMorgan Chase Bank N.A.	10/9/12	40,006,543	2,967,954	2,988,506	20,552
Peruvian Nuevo Sol	JPMorgan Chase Bank N.A.	10/19/12	169,733	64,476	64,342	(134)
Philippine Peso	Standard Charter Bank	9/26/12	54,147,380	1,260,414	1,296,105	35,691
Polish Zloty	Standard Charter Bank	9/19/12	1,154,933	326,778	344,137	17,359
Polish Zloty	Standard Charter Bank	9/19/12	1,620,900	450,000	482,982	32,982
Polish Zloty	JPMorgan Chase Bank N.A.	9/19/12	262,000	77,577	78,069	492
Romanian Leu	JPMorgan Chase Bank N.A.	9/20/12	1,296,417	361,421	346,364	(15,057)
Russian Ruble	Standard Charter Bank	10/26/12	36,066,640	1,060,331	1,104,523	44,192
Russian Ruble	Barclays Bank PLC	10/26/12	4,977,750	150,000	152,441	2,441
Singapore Dollar	Standard Charter Bank	9/20/12	1,829,716	1,438,536	1,470,773	32,237
Thai Baht	Barclays Bank PLC	8/14/12	4,765,500	150,000	151,312	1,312
Turkish Lira	JPMorgan Chase Bank N.A.	9/26/12	1,572,080	846,239	868,408	22,169
Taiwan Dollar	Standard Charter Bank	8/21/12	10,109,000	342,040	337,326	(4,714)
Taiwan Dollar	Standard Charter Bank	8/21/12	6,870,100	230,000	229,248	(752)
Taiwan Dollar	Barclays Bank PLC	8/21/12	3,745,000	125,000	124,967	(33)
Taiwan Dollar	JPMorgan Chase Bank N.A.	11/26/12	20,724,100	693,346	692,372	(974)
South African Rand	Standard Charter Bank	9/19/12	3,923,595	450,000	471,380	21,380
				27,467,127	27,716,379	249,252

Interest Rate Swap Agreements

At July 31, 2012, the Fund’s open interest rate swap agreements were as follows:

									Upfront	Unrealized
Pay/Receive		Fixed			Notional		Notional		Premiums	Appreciation/
Floating		Rate	Expiration		Amount		Amount	Value	Paid/(Received)	(Depreciation)
Rate	Floating Rate Index	(%)	Date	Counterparty	(Local)		($)	($)	($)	($)
Pay	1-Year BRL CDI	10.44	1/2/14	JPMorgan Chase Bank N.A.	2,200,000	BRL	1,073,799	38,324	-	38,324
Pay	1-Year BRL CDI	10.02	1/4/21	Barclays Bank PLC	2,400,000	BRL	1,171,417	27,178	-	27,178
Pay	1-Month MXN-TIIE-Banxico	6.69	12/23/21	Barclays Bank PLC	6,250,000	MXN	470,084	40,416	-	40,416
								105,918	-	105,918

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

	Shares	Value ($)
Common Stocks – 85.3%
Argentina – 0.9%
Telecom Argentina SA ADR	11,770	142,888
Australia – 0.5%
Centamin plc *	66,197	69,111
Bangladesh – 0.8%
Prime Bank Ltd.	322,800	123,393
Cambodia – 1.5%
NagaCorp Ltd.	424,000	227,460
Canada – 0.9%
EastCoal, Inc. *	360,500	102,476
SouthGobi Resources Ltd. *	8,600	33,271
		135,747
Colombia – 3.1%
Ecopetrol SA	168,500	484,385
Croatia – 0.8%
Hrvatski Telekom dd	3,500	117,942
Egypt – 3.4%
Commercial International Bank	31,514	142,127
Orascom Construction Industries (OCI)	5,548	239,100
Orascom Telecom Holding SAE	124,200	66,284
Six of October Development &
Investment Co. *	26,500	72,896
		520,407
Estonia – 1.2%
Tallink Group Ltd. *	238,500	187,777
Kazakhstan – 5.0%
Kazakhmys plc	13,200	145,880
KazMunaiGas Exploration
Production GDR (a)	34,700	631,193
		777,073
Kenya – 3.9%
Cove Energy plc *	41,100	153,661
Kenya Commercial Bank Ltd.	858,000	244,561
Safaricom Ltd.	4,520,000	203,990
		602,212
Kuwait – 5.6%
Kuwait Projects Co. (Holding) KSC	157,500	201,349
Mabanee Co. SAKC	60,500	253,516
Mobile Telecommunications Co.	67,500	165,394
National Bank of Kuwait	67,000	235,547
		855,806
Lebanon – 1.3%
Banque Audi SAL - Audi
Saradar Group	12,000	65,760
Solidere, Class A	9,919	136,386
		202,146
Nigeria – 12.6%
Dangote Cement plc	224,400	159,288
First Bank of Nigeria plc	4,524,500	322,293
Guaranty Trust Bank plc	3,775,000	406,647
Guinness Nigeria plc	92,200	138,931
Nestle Foods Nigeria plc	52,800	164,384
Nigerian Breweries plc	543,277	402,925
Zenith Bank plc	3,822,000	342,695
		1,937,163
Oman – 3.2%
Bank Muscat SAOG	283,426	381,535
Renaissance Services SAOG *	95,200	108,609
		490,144
Pakistan – 7.1%
MCB Bank Ltd.	145,150	288,321
Pakistan Petroleum Ltd.	130,060	269,371
The Hub Power Co. Ltd.	621,692	285,221
United Bank Ltd.	271,100	253,795
		1,096,708
Panama – 1.4%
Copa Holdings SA, Class A	2,816	218,324
Peru – 3.4%
Cia de Minas Buenaventura SA ADR	5,200	189,384
Credicorp Ltd.	2,900	336,226
		525,610
Philippines – 4.6%
Metropolitan Bank & Trust Co.	60,860	145,988
Security Bank Corp.	63,400	214,980
SM Investments Corp.	19,800	355,859
		716,827
Qatar – 11.7%
Doha Bank QSC	5,351	82,746
Gulf International Services QSC	14,100	100,886
Industries Qatar QSC	5,668	205,498
Qatar Electricity & Water Co.	4,564	169,734
Qatar Insurance Co.	5,650	108,630
Qatar Islamic Bank	8,750	186,978
Qatar National Bank	11,908	435,004
Qatar Telecom (QTEL) QSC	13,862	399,397
The Commercial Bank of Qatar QSC	6,288	120,378
		1,809,251
Slovenia – 1.6%
KRKA dd	4,680	240,943
Sri Lanka – 1.5%
John Keells Holdings plc	170,000	237,380
United Arab Emirates – 7.7%
DP World Ltd.	13,924	141,329
Dragon Oil plc	17,100	153,330
Drake & Scull International	537,250	125,649
Emaar Properties PJSC	527,300	488,121
First Gulf Bank PJSC	24,000	57,894
National Bank of Abu Dhabi	38,000	86,907

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited) (continued)

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks, continued
United Arab Emirates, continued
NMC Health plc *	45,882	140,252
		1,193,482
United Kingdom – 1.6%
Bank of Georgia Holdings plc	13,550	248,519

TOTAL COMMON STOCKS
(COST $12,608,188)		13,160,698
Preferred Stock – 3.8%
Colombia – 3.8%
Bancolombia SA, Preferred Shares	37,796	587,774

TOTAL PREFERRED STOCK
(COST $600,489)		587,774
Convertible Corporate Bond – 0.3%
Oman – 0.3%
Renaissance Services SAO,
3.75%, 7/25/17(b)	$142,800	37,852

TOTAL CONVERTIBLE CORPORATE BONDS
(COST $38,064)		37,852
Warrant – 0.0%
Canada – 0.0%
EastCoal, Inc.,
Strike @ $0.55 Exp. 5/31/15(b)*	360,500	—

TOTAL WARRANTS
(COST $—)		—
Participatory Notes – 7.1%
Saudi Arabia – 1.4%
Etihad Etisalat Co., 12/3/12,
(Deutsche Bank AG)(a)	12,830	220,676
United Arab Emirates – 4.7%
Abu Dhabi Commercial Bank,
4/22/13, (Citigroup Global
Markets Holding, Inc.)*	110,000	100,100
Dana Gas, 3/1/17, (Deutsche
Bank AG)*	361,907	39,810
First Gulf Bank PJSC, 2/11/19,
(Deutsche Bank AG)*	126,900	307,098
National Bank of Abu Dhabi,
11/29/13, (Citigroup Global
Markets Holding, Inc.)*	91,300	208,438

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

	Shares	Value ($)
Participatory Notes, continued
United Arab Emirates, continued
Union National Bank of Abu
Dhabi, 9/27/13, (Citigroup
Global Markets Holding, Inc.)*	92,500	73,445
		728,891
Vietnam – 1.0%
PetroVietnam Drilling and Well
Services JSC, 9/6/16,
(JPMorgan Chase)*	94,599	151,358

TOTAL PARTICIPATORY NOTES
(COST $1,154,861)		1,100,925
Exchange Traded Fund – 0.7%
SIF 5 Oltenia Craiova	320,000	106,615

TOTAL EXCHANGE TRADED FUNDS
(COST $108,129)		106,615
Investment Company – 1.8%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (c)	283,476	283,476

TOTAL INVESTMENT COMPANY
(COST $283,476)		283,476
TOTAL INVESTMENT SECURITIES
(COST $14,793,207) — 99.0%		15,277,340

Percentages indicated are based on net assets of $15,439,453.
*	Represents non-income producing security.
(a)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of July 31, 2012. The total of all such securities represent 0.25% of the net assets of the fund.
(c)	The rate represents the annualized one-day yield that was in effect on July 31, 2012.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

The Fund invested, as a percentage of net assets, in the following industries, as of July 31, 2012:

Percent of
Industry	Net Assets
Commercial Banks	36.8%
Oil, Gas & Consumable Fuels	13.6%
Diversified Financial Services	4.7%
Industrial Conglomerates	4.3%
Diversified Telecommunication Services	4.2%
Energy Equipment & Services	3.8%
Real Estate Management & Development	3.6%
Beverages	3.5%
Metals & Mining	3.3%
Wireless Telecommunication Services	2.9%
Hotels, Restaurants & Leisure	2.7%
Investment Companies	1.8%
Independent Power Producers & Energy Traders	1.8%
Marine	1.7%
Pharmaceuticals	1.6%
Construction & Engineering	1.5%
Airlines	1.4%
Multi-Utilities	1.1%
Food Products	1.1%
Construction Materials	1.0%
Health Care Providers & Services	0.9%
Insurance	0.7%
Exchange Traded Funds	0.7%
Transportation Infrastructure	0.3%
Total Investments	99.0%

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

	Principal
	Amount ($)	Value ($)
Corporate Bond – 0.4%
United States – 0.4%
Reliance Holdings USA, Inc.,
Registered, 5.40%, 2/14/22	850,000	887,965

TOTAL CORPORATE BOND
(COST $874,927)		887,965
Foreign Bonds – 4.2%†
Mexico – 4.2%
Mexican Bonos Desarr, Series
M, 6.50%, 6/10/21 (a)	1,000,000	82,632
Mexican Bonos Desarr, Series
M30, 10.00%, 11/20/36 (a)	711,800	77,297
Mexican Cetes, Series BI, 0.00%,
11/29/12 (b)	1,350,000,000	10,004,550

TOTAL FOREIGN BONDS
(COST $10,224,214)		10,164,479
Yankee Dollars – 35.7%
Argentina – 0.0%
Republic of Argentina, 8.28%,
12/31/33	1,088	723
Brazil – 6.2%
Banco do Brasil SA, Registered,
5.38%, 1/15/21	1,800,000	1,863,000
Banco do Brasil SA, Registered,
5.88%, 1/26/22	200,000	210,260
Banco do Estado do Rio Grande
do Sul SA, Registered, 7.38%,
2/2/22	1,300,000	1,369,875
Banco Santander Brasil SA,
Registered, 4.63%, 2/13/17	300,000	298,500
Banco Votorantim, Registered,
5.25%, 2/11/16, MTN	200,000	205,000
Oi SA, Registered, 5.75%,
2/10/22	1,200,000	1,233,000
Petrobras International Finance
Co., 7.88%, 3/15/19	2,400,000	2,976,802
Petrobras International Finance
Co., 5.75%, 1/20/20	2,500,000	2,824,592
Vale Overseas Ltd., 4.38%,
1/11/22	1,700,000	1,776,888
Voto-Votorantim Ltd.,
Registered, 6.75%, 4/5/21	1,700,000	1,908,250
Votorantim Cimentos SA,
Registered, 7.25%, 4/5/41	200,000	208,700
		14,874,867
Chile – 0.5%
Empresa Nacional de Petroleo,
Registered, 4.75%, 12/6/21	1,100,000	1,173,450
China – 2.9%
China Shanshui Cement Group
Ltd., Registered, 10.50%,
4/27/17, Callable 4/27/15 @
105.25	925,000	947,015
CITIC Resources Holdings Ltd.,
Registered, 6.75%, 5/15/14	1,400,000	1,473,500
Country Garden Holdings Co.
Ltd., Registered, 11.13%,
2/23/18, Callable 2/23/15 @
105.56	2,875,000	3,011,562
Sinopec Group Overseas
Development 2012 Ltd.,
Registered, 3.90%, 5/17/22	1,400,000	1,507,379
		6,939,456
Colombia – 2.5%
Bancolombia SA, 6.13%, 7/26/20	3,750,000	4,031,250
Grupo Aval Ltd., Registered,
5.25%, 2/1/17	1,450,000	1,541,205
Republic of Colombia, 7.38%,
1/27/17	400,000	499,000
		6,071,455
Dominican Republic – 0.3%
Dominican Republic, 7.50%,
5/6/21	600,000	653,100
Gabon – 1.4%
Gabonese Republic, Registered,
8.20%, 12/12/17	2,925,000	3,422,250
Hungary – 0.3%
Republic of Hungary, 6.25%,
1/29/20	600,000	613,500
Indonesia – 2.2%
Pertamina PT, Registered,
4.88%, 5/3/22	2,300,000	2,419,600
Republic of Indonesia,
Registered, 4.88%, 5/5/21	1,300,000	1,475,500
Republic of Indonesia,
Registered, 3.75%, 4/25/22	1,400,000	1,466,500
		5,361,600
Luxembourg – 0.3%
TNK-BP Finance SA, Series 5,
7.50%, 3/13/13, MTN	500,000	517,045
VTB Bank OJSC (VTB Capital
SA), Registered, 6.00%,
4/12/17	200,000	208,500
		725,545
Mexico – 1.0%
BBVA Bancomer SA Texas,
Registered, 6.75%, 9/30/22	1,000,000	1,040,000
United Mexican States, 5.63%,
1/15/17	400,000	469,400
Urbi Desarrollos Urbanos SAB
de CV, Registered, 9.75%,
2/3/22	1,000,000	1,015,000
		2,524,400
Namibia – 1.5%
Namibia International Bond,
Registered, 5.50%, 11/3/21	3,400,000	3,587,000
Netherlands – 0.4%
Kazakhstan Temir Zholy,
Registered, 6.38%, 10/6/20 (a)	850,000	946,730
Peru – 0.1%
Corp. Financiera de Desarrollo
SA, Registered, 4.75%, 2/8/22	200,000	217,000
Romania – 0.3%
Romania, Registered, 6.75%,
2/7/22, MTN	720,000	761,400
Russian Federation – 6.8%
AK Transneft OAO, Registered,
5.67%, 3/5/14	400,000	421,752

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Russian Federation, continued
Alfa Bank OJSC, Registered,
7.88%, 9/25/17	1,200,000	1,278,000
Gazprom OAO, Registered,
8.13%, 7/31/14	2,200,000	2,426,600
Gazprom OAO, Registered,
9.25%, 4/23/19	2,100,000	2,718,786
Gazprom OAO, Registered,
6.51%, 3/7/22, MTN	1,850,000	2,146,999
Russia Foreign Bond, Registered,
7.50%, 3/31/30 (c)	6,017,375	7,469,368
		16,461,505
Slovak Republic – 2.8%
Slovak Republic, Registered,
4.38%, 5/21/22	6,500,000	6,695,000
South Africa – 3.9%
Republic of South Africa, 6.88%,
5/27/19	6,100,000	7,747,000
Republic of South Africa, 5.50%,
3/9/20	1,300,000	1,547,000
		9,294,000
Turkey – 1.3%
Republic of Turkey, 7.50%,
11/7/19	100,000	124,250
Republic of Turkey, 5.63%,
3/30/21	2,500,000	2,831,250
Republic of Turkey, 5.13%,
3/25/22	200,000	218,750
		3,174,250
United Kingdom – 0.6%
Vedanta Resources PLC,
Registered, 6.75%, 6/7/16	1,600,000	1,520,000
Uruguay – 0.4%
Republica Oriental del Uruguay,
6.88%, 9/28/25	700,000	966,000

TOTAL YANKEE DOLLARS
(COST $85,163,072)		85,983,231
U.S. Treasury Obligations – 36.0%
U.S. Treasury Bills – 31.1%
0.06%, 8/16/12(d)	75,000,000	74,998,875
U.S. Treasury Notes – 4.9%
1.75%, 5/15/22	11,500,000	11,771,331

TOTAL U.S. TREASURY OBLIGATIONS
(COST $86,830,727)		86,770,206
Purchased Options – 0.0%‡

TOTAL PURCHASED OPTIONS
(COST $21,988)		28,285
TOTAL INVESTMENT SECURITIES
(COST $183,114,928) — 76.3%		183,834,166

Percentages indicated are based on net assets of $240,915,028.
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2012. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Zero-Coupon Security.
(c)	Step Bond: Coupon rate is set for an initial period and then increases to a higher coupon rate at a specified date.
(d)	Discount note. Rate presented represents the effective yield at time of purchase.
MTN	Medium Term Note

‡	Purchased options outstanding on July 31, 2012:

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

Purchased Currency Options

At July 31, 2012, the Fund’s open options contracts were as follows:

				Strike	Premium
			Expiration	Price	Received	Value
Contracts	Counterparty	Description	Date	($)	($)	($)
500,000	Barclays Bank PLC	Mexican Peso Currency Option (USD/MXN)	1/31/13	14.32	12,985	11,459
11,459

Written Currency Options

				Strike	Premium
			Expiration	Price	Received	Value
Contracts	Counterparty	Description	Date	($)	($)	($)
500,000	Barclays Bank PLC	Mexican Peso Currency Option (USD/MXN)	8/2/12	13.60	6,043	(222)
(222)

Purchased Interest Rate Swaptions

At July 31, 2012, the fund’s open options contracts were as follows:

						Notional	Premium
			Pay/Receive	Exercise	Expiration	Amount	Received	Value
Description	Counterparty	Floating Rate Index	Floating Rate	Rate	Date	(Local)	($)	($)
Call - OTC 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Warsaw Interbank Offer Rate	Pay	5.28%	8/9/12	1,340 PLN	9,003	16,826
							9,003	16,826

Written Interest Rate Swaptions

At July 31, 2012, the fund’s open options contracts were as follows:

						Notional	Premium
			Pay/Receive	Exercise	Expiration	Amount	Received	Value
Description	Counterparty	Floating Rate Index	Floating Rate	Rate	Date	(Local)	($)	($)
Put - OTC 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Warsaw Interbank Offer Rate	Receive	5.12%	8/9/12	2,680 PLN	(9,003)	(33)
							(9,003)	(33)

At July 31, 2012, the Fund's open forward foreign currency exchange contracts were as follows:

						Unrealized
			Contract			Appreciation/
		Delivery	Amount	Contract Value	Value	(Depreciation)
Short Contracts	Counterparty	Date	(Local Currency)	($)	($)	($)
Brazilian Real	JPMorgan Chase Bank N.A.	8/2/12	12,867,750	6,300,000	6,280,628	19,372
Brazilian Real	JPMorgan Chase Bank N.A.	8/2/12	2,025	1,001	988	13
European Euro	JPMorgan Chase Bank N.A.	8/3/12	227,126	300,000	279,419	20,581
Mexican Peso	JPMorgan Chase Bank N.A.	9/20/12	91,935,600	6,900,000	6,880,697	19,303
Mexican Peso	JPMorgan Chase Bank N.A.	10/9/12	2,099,107	156,042	156,804	(762)
Mexican Peso	JPMorgan Chase Bank N.A.	11/29/12	135,000,000	10,115,390	10,033,273	82,117
South African Rand	JPMorgan Chase Bank N.A.	9/19/12	27,414,750	3,300,000	3,293,603	6,397
Turkish Lira	JPMorgan Chase Bank N.A.	9/26/12	258,400	140,000	142,739	(2,739)
				27,212,433	27,068,151	144,282

						Unrealized
			Contract			Appreciation/
		Delivery	Amount	Contract Value	Value	(Depreciation)
Long Contracts	Counterparty	Date	(Local Currency)	($)	($)	($)
Brazilian Real	JPMorgan Chase Bank N.A.	8/2/12	995,315	475,772	485,804	10,032
Brazilian Real	JPMorgan Chase Bank N.A.	8/2/12	41,010	20,000	20,017	17
Brazilian Real	JPMorgan Chase Bank N.A.	8/2/12	5,902,950	2,900,000	2,881,174	(18,826)
Brazilian Real	JPMorgan Chase Bank N.A.	8/2/12	5,930,500	2,900,000	2,894,621	(5,379)
Brazilian Real	JPMorgan Chase Bank N.A.	9/5/12	12,105,325	5,900,000	5,868,932	(31,068)
Brazilian Real	Barclays Bank PLC	9/5/12	12,102,375	5,900,000	5,867,502	(32,498)
Chinese Yuan	Standard Charter Bank	10/10/12	11,105,500	1,750,000	1,736,579	(13,421)
Chinese Yuan	JPMorgan Chase Bank N.A.	12/28/12	3,194,500	500,000	497,972	(2,028)
Chinese Yuan	JPMorgan Chase Bank N.A.	12/28/12	18,502,000	2,900,000	2,884,169	(15,831)
Chinese Yuan	JPMorgan Chase Bank N.A.	12/28/12	18,486,050	2,900,000	2,881,683	(18,317)
European Euro	JPMorgan Chase Bank N.A.	8/3/12	235,276	300,000	289,445	(10,555)
European Euro	JPMorgan Chase Bank N.A.	8/17/12	9,400,000	11,433,925	11,566,161	132,236
Hong Kong Dollar	Standard Charter Bank	9/28/12	40,788,933	5,260,000	5,261,105	1,105
Mexican Peso	JPMorgan Chase Bank N.A.	9/10/12	7,200,000	524,762	539,364	14,602
Mexican Peso	JPMorgan Chase Bank N.A.	9/10/12	122,067,950	8,900,000	9,144,322	244,322
Mexican Peso	JPMorgan Chase Bank N.A.	9/10/12	24,261,300	1,800,000	1,817,456	17,456
Mexican Peso	JPMorgan Chase Bank N.A.	9/20/12	43,014,400	3,183,776	3,219,309	35,533
Mexican Peso	JPMorgan Chase Bank N.A.	9/20/12	43,081,600	3,200,000	3,224,338	24,338
South African Rand	Standard Charter Bank	9/19/12	2,115,825	244,068	254,195	10,127
South African Rand	JPMorgan Chase Bank N.A.	9/19/12	12,561,000	1,500,000	1,509,076	9,076
South African Rand	JPMorgan Chase Bank N.A.	9/19/12	12,441,000	1,500,000	1,494,660	(5,340)
Turkish Lira	JPMorgan Chase Bank N.A.	9/26/12	335,110	180,387	185,113	4,726
				64,172,690	64,522,997	350,307

Interest Rate Swap Agreements

At July 31, 2012, the Fund’s open interest rate swap agreements were as follows:

									Upfront	Unrealized
Pay/Receive		Fixed			Notional		Notional		Premiums	Appreciation/
Floating		Rate	Expiration		Amount		Amount	Value	Paid/(Received)	(Depreciation)
Rate	Floating Rate Index	(%)	Date	Counterparty	(Local)		($)	($)	($)	($)
Pay	3-Month LIBOR BBA	1.96%	5/17/22	Standard Charter Bank	1,200,000	USD	1,200,000	(41,424)	-	(41,424)
								(41,424)	-	(41,424)

Credit Default Swap Agreements - Sell Protection(a)

Cash of $2,830,000 has been segregated for the benefit of swap counterparties in the event of a default for the following open swap agreements as of July 31, 2012

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at April 30, 2012 (%) (b)	Notional Amount ($)(c)	Fixed Rate (%)	Value ($)	Upfront Premiums Paid/(Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Republic of Korea	JPMorgan Chase Bank N.A.	09/20/17	1.13	100,000	1.00	544	1,211	(668)
Republic of Korea	Standard Charter Bank	09/20/17	1.19	100,000	1.00	566	1,473	(907)
State of Qatar	Barclays Bank PLC	09/20/17	1.14	6,250,000	1.00	27,133	74,259	(47,126)
Republic of the Philippines	JPMorgan Chase Bank N.A.	09/20/17	1.43	1,700,000	1.00	31,810	38,756	(6,946)
						60,052	115,699	(55,647)

Credit Default Swap Agreements - Buy Protection(a)

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at April 30, 2012 (%) (b)	Notional Amount ($)(c)	Fixed Rate (%)	Value ($)	Upfront Premiums Paid/(Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Peoples Republic of China	JPMorgan Chase Bank N.A.	09/20/17	1.09	(100,000)	1.00	(269)	(941)	672
Republic of Peru	JPMorgan Chase Bank N.A.	06/20/17	1.27	(100,000)	1.00	(841)	(3,224)	2,383
Peoples Republic of China	Standard Charter Bank	09/20/17	1.14	(100,000)	1.00	(291)	(1,327)	1,036
Markit CDX Emerging Markets Index	Barclays Bank PLC	06/20/17	2.52	(15,000,000)	5.00	1,790,197	1,522,500	267,697
Markit CDX Emerging Markets Index	Barclays Bank PLC	06/20/17	2.52	(5,000,000)	5.00	596,732	567,500	29,232
Federative Republic of Brazil	Barclays Bank PLC	09/20/17	1.36	(3,000,000)	1.00	(42,687)	(74,684)	31,997
Federative Republic of Brazil	JPMorgan Chase Bank N.A.	09/20/17	1.34	(3,000,000)	1.00	(42,687)	(74,684)	31,997
Markit CDX Emerging Markets Index	Barclays Bank PLC	06/20/17	2.52	(11,500,000)	5.00	1,372,484	1,150,000	222,484
Markit CDX Emerging Markets Index	Barclays Bank PLC	06/20/17	2.52	(11,800,000)	5.00	1,408,288	1,268,500	139,788
						5,080,925	4,353,638	727,286

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

HSBC RMB FIXED INCOME FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

	Principal
	Amount ($)	Value ($)
Foreign Bonds – 68.8%†
China – 25.2%
Baosteel Group Corp. Ltd.,
Registered, 4.15%, 3/1/17 (a)	2,000,000	316,450
Beijing Enterprises Water Group
Ltd., 3.75%, 6/30/14 (a)	3,000,000	467,774
Big Will Investments Ltd.,
Registered, 7.00%, 4/29/14 (a)	2,000,000	295,325
China Shanshui Cement Group
Ltd., 6.50%, 7/22/14 (a)	2,000,000	304,086
Intime Department Store (Group)
Co. Ltd., Registered, 4.65%,
7/21/14 (a)	2,000,000	302,075
Melco Crown Entertainment
Ltd., 3.75%, 5/9/13 (a)	2,000,000	310,738
Right Century Ltd., 1.85%,
6/3/14 (a)	2,000,000	301,989
The Export-Import Bank of
China, 2.70%, 4/7/14 (a)	2,000,000	313,642
		2,612,079
France – 4.5%
Veolia Environnement SA,
Series E, 4.50%, 6/28/17,
MTN (a)	3,000,000	465,435
Germany – 1.5%
BSH Bosch und Siemens
Hausgerate GmbH, Registered,
3.80%, 7/24/17 (a)	1,000,000	157,016
Hong Kong – 26.9%
BECL Investment Holding Ltd.,
4.75%, 2/21/14 (a)	2,000,000	311,077
China Resources Power Holdings
Co. Ltd., Series A, 2.90%,
11/12/13 (a)	2,000,000	312,904
Eastern Air Overseas (Hong
Kong) Corp. Ltd., 4.00%,
8/8/14 (a)	2,000,000	311,655
Galaxy Entertainment Group
Ltd., 4.63%, 12/16/13 (a)	2,000,000	314,695
Gemdale International Holdings
Ltd., 9.15%, 7/26/15 (a)	2,000,000	319,450
Lafarge Shui On Cement Ltd.,
Registered, 9.00%, 11/14/14 (a)	2,000,000	327,103
Rainbow Days Ltd., Registered,
3.00%, 6/30/16 (a)	2,000,000	298,125
Silvery Castle Ltd., 2.75%,
7/14/14 (a)	2,000,000	304,011
Singamas Container Holdings
Ltd., Registered, 4.75%,
4/14/14 (a)	2,000,000	288,645
		2,787,665
Japan – 3.1%
Mitsui & Co. Ltd., Series E,
4.25%, 3/1/17, MTN (a)	2,000,000	316,967
Singapore – 3.0%
Global Logistic Properties Ltd.,
Registered, 3.38%, 5/11/16 (a)	2,000,000	307,355
South Korea – 4.6%
Shinhan Bank, Series G, 2.50%,
3/15/13, MTN (a)	2,000,000	312,853

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

	Shares or
	Principal
	Amount ($)	Value ($)
Foreign Bonds†, continued
South Korea, continued
The Export-Import Bank of
Korea, Series E, 3.40%,
1/18/13, MTN (a)	1,000,000	156,342
		469,195

TOTAL FOREIGN BONDS
(COST $7,119,579)		7,115,712
Certificates of Deposit – 25.4%
China – 10.6%
Bank of China (Hong Kong)
Ltd., 2.11%, 10/5/12 (a)	2,000,000	313,757
Bank of Communications Co.
Ltd., 1.00%, 3/4/13 (a)	1,000,000	154,901
China Construction Bank Corp.,
2.95%, 2/21/13 (a)	2,000,000	314,429
China Development Bank Corp.,
2.90%, 6/25/14 (a)	2,000,000	312,799
		1,095,886
Hong Kong – 7.5%
ICBC Asia Ltd., 1.05%, 5/13/13 (a)	3,000,000	463,306
Standard Chartered Bank (Hong
Kong) Ltd., 0.00%, 10/26/12 (b)	2,000,000	312,142
		775,448
Japan – 2.9%
Sumitomo Mitsui Banking Corp.,
1.10%, 4/22/14 (a)	2,000,000	301,654
Singapore – 4.4%
Oversea-Chinese Banking Corp.
Ltd., 1.10%, 3/28/14 (a)	3,000,000	459,980

TOTAL CERTIFICATES OF DEPOSIT
(COST $2,630,810)		2,632,968
Investment Company – 3.5%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (c)	362,759	362,759

TOTAL INVESTMENT COMPANY
(COST $362,759)		362,759
TOTAL INVESTMENT SECURITIES
(COST $10,113,148) — 97.7%		10,111,439

Percentages indicated are based on net assets of $10,352,312.
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2012. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	Zero-Coupon Security.
(c)	The rate represents the annualized one-day yield that was in effect on July 31, 2012.
MTN	Medium Term Note

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

	Shares	Value ($)
Common Stocks – 97.6%
Aerospace & Defense – 3.1%
Precision Castparts Corp.	7,600	1,182,256
United Technologies Corp.	18,200	1,354,808
		2,537,064
Auto Components – 1.1%
BorgWarner, Inc. (a)	13,900	932,690
Biotechnology – 3.3%
Biogen Idec, Inc. (a)	9,700	1,414,551
Celgene Corp. (a)	18,600	1,273,356
		2,687,907
Business Services – 0.7%
MasterCard, Inc., Class A	1,335	582,821
Capital Markets – 3.2%
BlackRock, Inc.	5,000	851,300
Franklin Resources, Inc.	10,800	1,241,460
TD Ameritrade Holding Corp.	33,600	534,912
		2,627,672
Chemicals – 4.4%
Ecolab, Inc.	19,000	1,243,550
Monsanto Co.	27,399	2,345,902
		3,589,452
Communications Equipment – 3.4%
QUALCOMM, Inc.	47,100	2,810,928
Computers & Peripherals – 10.2%
Apple, Inc. (a)	11,090	6,773,328
EMC Corp. (a)	63,000	1,651,230
		8,424,558
Construction & Engineering – 1.2%
Fluor Corp.	20,200	1,001,516
Diversified Financial Services – 1.0%
IntercontinentalExchange, Inc. (a)	6,300	826,686
Energy Equipment & Services – 2.4%
Cameron International Corp. (a)	15,600	784,212
FMC Technologies, Inc. (a)	26,400	1,191,168
		1,975,380
Food & Staples Retailing – 2.7%
Costco Wholesale Corp.	9,500	913,710
CVS Caremark Corp.	28,300	1,280,575
		2,194,285
Health Care Equipment & Supplies – 3.5%
Covidien plc	19,400	1,084,072
Edwards Lifesciences Corp. (a)	10,300	1,042,360
Intuitive Surgical, Inc. (a)	1,655	796,883
		2,923,315
Health Care Providers & Services – 4.0%
Express Scripts Holding Co. (a)	36,750	2,129,295
UnitedHealth Group, Inc.	22,000	1,123,980
		3,253,275
Health Care Technology – 1.0%
Cerner Corp. (a)	11,300	835,296
Hotels, Restaurants & Leisure – 3.3%
Las Vegas Sands Corp.	22,500	819,450
Starbucks Corp.	24,900	1,127,472
Yum! Brands, Inc.	12,500	810,500
		2,757,422
Internet & Catalog Retail – 5.1%
Amazon.com, Inc. (a)	7,250	1,691,425
Priceline.com, Inc. (a)	3,740	2,474,908
		4,166,333
Internet Software & Services – 7.8%
Baidu, Inc. ADR (a)	9,225	1,111,797
eBay, Inc. (a)	21,800	965,740
Facebook, Inc., Class A(a)	11,800	256,178
Google, Inc., Class A(a)	3,990	2,525,550
LinkedIn Corp., Class A(a)	7,200	739,080
VeriSign, Inc. (a)	19,300	857,306
		6,455,651
IT Services – 7.8%
International Business Machines Corp.	11,700	2,292,966
Teradata Corp. (a)	12,200	824,964
Visa, Inc., Class A	25,500	3,291,285
		6,409,215
Machinery – 5.5%
Caterpillar, Inc.	12,700	1,069,467
Danaher Corp.	48,500	2,561,285
Illinois Tool Works, Inc.	16,300	885,742
		4,516,494
Media – 0.9%
CBS Corp., Class B	21,100	706,006
Oil, Gas & Consumable Fuels – 3.2%
Cabot Oil & Gas Corp.	19,600	826,924
Concho Resources, Inc. (a)	10,100	861,025
Range Resources Corp.	14,700	920,220
		2,608,169
Personal Products – 0.7%
The Estee Lauder Cos., Inc., Class A	11,100	581,418
Pharmaceuticals – 1.6%
Perrigo Co.	4,200	478,884
Shire plc ADR	10,100	870,418
		1,349,302
Real Estate Investment Trusts (REITs) – 1.6%
American Tower Corp.	18,500	1,337,735
Road & Rail – 4.0%
Union Pacific Corp.	26,700	3,273,687
Semiconductors & Semiconductor Equipment – 1.0%
Altera Corp.	23,000	815,350
Software – 3.4%
Intuit, Inc.	15,100	876,102
Salesforce.com, Inc. (a)	15,000	1,865,400
VMware, Inc., Class A(a)	300	27,228
		2,768,730
Specialty Retail – 3.1%
Dollar General Corp. (a)	18,600	948,786
O'Reilly Automotive, Inc. (a)	7,600	651,624
Ross Stores, Inc.	4,600	305,624

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Specialty Retail, continued
Ulta Salon, Cosmetics &
Fragrance, Inc.	8,000	679,040
		2,585,074
Textiles, Apparel & Luxury Goods – 2.3%
Coach, Inc.	11,900	587,027
Michael Kors Holdings Ltd. (a)	16,600	685,414
Ralph Lauren Corp.	4,100	591,794
		1,864,235
Wireless Telecommunication Services – 1.1%
SBA Communications Corp.,
Class A(a)	15,300	903,618

TOTAL COMMON STOCKS
(COST $65,353,094)		80,301,284
Investment Company – 3.7%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (b)	3,065,401	3,065,401

TOTAL INVESTMENT COMPANY
(COST $3,065,401)		3,065,401
TOTAL INVESTMENT SECURITIES
(COST $68,579,599) — 101.3%		83,366,685

Percentages indicated are based on net assets of $82,330,711.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2012.
ADR	American Depositary Receipt

See notes to schedules of portfolio investments.	HSBC PORTFOLIOS

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

	Shares	Value ($)
Common Stocks – 96.6%
Aerospace & Defense – 3.7%
BE Aerospace, Inc. (a)	57,600	2,259,648
TransDigm Group, Inc. (a)	23,930	2,952,005
		5,211,653
Biotechnology – 1.0%
Alkermes plc (a)	75,250	1,398,898
Building Products – 1.0%
Owens Corning, Inc. (a)	51,980	1,396,183
Capital Markets – 3.5%
Lazard Ltd., Class A	93,610	2,513,428
Raymond James Financial, Inc.	70,900	2,383,658
		4,897,086
Chemicals – 3.1%
Celanese Corp., Series A	36,940	1,408,522
Georgia Gulf Corp.	34,650	1,135,827
Westlake Chemical Corp.	29,525	1,752,604
		4,296,953
Commercial Banks – 3.2%
Comerica, Inc.	89,780	2,712,254
First Horizon National Corp.	1	8
First Republic Bank	56,580	1,840,547
		4,552,809
Commercial Services & Supplies – 1.8%
Waste Connections, Inc.	82,935	2,551,910
Communications Equipment – 1.4%
JDS Uniphase Corp. (a)	87,920	865,133
Riverbed Technology, Inc. (a)	59,740	1,053,813
		1,918,946
Containers & Packaging – 4.1%
Crown Holdings, Inc. (a)	77,200	2,771,480
Packaging Corp. of America	96,560	2,973,082
		5,744,562
Electrical Equipment – 3.0%
Hubbell, Inc., Class B	50,990	4,195,457
Electronic Equipment, Instruments & Components – 0.5%
Jabil Circuit, Inc.	32,350	701,995
Energy Equipment & Services – 2.0%
Rowan Cos. plc, Class A(a)	79,270	2,784,755
Food Products – 2.4%
Ralcorp Holdings, Inc. (a)	55,610	3,318,249
Health Care Equipment & Supplies – 5.4%
DENTSPLY International, Inc.	98,310	3,572,585
Hologic, Inc. (a)	111,060	2,056,831
IDEXX Laboratories, Inc. (a)	22,310	1,967,073
		7,596,489
Health Care Providers & Services – 2.6%
Coventry Health Care, Inc.	110,900	3,696,297
Household Durables – 1.2%
NVR, Inc. (a)	2,229	1,725,201
Insurance – 1.7%
Everest Re Group Ltd.	23,405	2,380,289
IT Services – 4.9%
Alliance Data Systems Corp. (a)	32,080	4,170,400
FleetCor Technologies, Inc. (a)	63,490	2,344,051
Syntel, Inc.	5,090	295,881
		6,810,332
Life Sciences Tools & Services – 1.5%
Mettler-Toledo International, Inc. (a)	13,460	2,083,608
Machinery – 6.3%
Crane Co.	57,634	2,247,726
Gardner Denver, Inc.	41,030	2,337,889
IDEX Corp.	60,150	2,294,723
The Timken Co.	54,810	1,984,122
		8,864,460
Oil, Gas & Consumable Fuels – 5.2%
Denbury Resources, Inc. (a)	177,720	2,687,126
Tesoro Corp. (a)	166,350	4,599,578
		7,286,704
Personal Products – 1.2%
Nu Skin Enterprises, Inc., Class A	32,890	1,677,719
Pharmaceuticals – 1.3%
Elan Corp. plc ADR (a)	163,800	1,891,890
Professional Services – 2.1%
IHS, Inc., Class A(a)	26,245	2,894,036
Real Estate Management & Development – 1.8%
Jones Lang LaSalle, Inc.	38,080	2,539,555
Road & Rail – 3.7%
Hertz Global Holdings, Inc. (a)	198,830	2,238,826
Landstar System, Inc.	53,630	2,649,858
Ryder System, Inc.	7,190	283,574
		5,172,258
Semiconductors & Semiconductor Equipment – 4.7%
NXP Semiconductors NV (a)	84,220	1,902,530
ON Semiconductor Corp. (a)	164,690	1,142,949
Skyworks Solutions, Inc. (a)	68,390	1,978,523
Teradyne, Inc. (a)	104,450	1,536,459
		6,560,461
Software – 6.0%
Fortinet, Inc. (a)	78,540	1,885,745
Informatica Corp. (a)	76,720	2,264,007
Nuance Communications, Inc. (a)	134,690	2,740,942
QLIK Technologies, Inc. (a)	76,500	1,530,000
		8,420,694
Specialty Retail – 11.2%
American Eagle Outfitters, Inc.	156,290	3,253,958
Foot Locker, Inc.	135,550	4,475,861
O'Reilly Automotive, Inc. (a)	15,420	1,322,111
Signet Jewelers Ltd.	64,930	2,851,725
Tractor Supply Co.	8,580	779,665

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Specialty Retail, continued
Williams-Sonoma, Inc.	84,690	2,942,977
		15,626,297
Textiles, Apparel & Luxury Goods – 0.9%
Michael Kors Holdings Ltd. (a)	30,450	1,257,281
Trading Companies & Distributors – 4.2%
Beacon Roofing Supply, Inc. (a)	25,690	681,042
United Rentals, Inc. (a)	74,810	2,162,757
WESCO International, Inc. (a)	53,580	2,984,942
		5,828,741

TOTAL COMMON STOCKS
(COST $121,199,508)		135,281,768
Investment Company – 5.1%
Northern Institutional
Government Select Portfolio,
Institutional Shares, 0.01% (b)	7,122,512	7,122,512

TOTAL INVESTMENT COMPANY
(COST $7,122,512)		7,122,512
TOTAL INVESTMENTS SECURITIES
(COST $130,231,515) — 101.7%		142,404,280

Percentages indicated are based on net assets of $140,050,066.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2012.
ADR	American Depositary Receipt

See notes to schedules of portfolio investments.	HSBC PORTFOLIOS

Notes to Schedules of Portfolio Investments (Unaudited)	July 31, 2012

1. Organization:

     The HSBC Funds (formerly, HSBC Investor Funds) (the “Trust’’), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the “Act’’), as an open-end management investment companies. As of July 31, 2012, the Trust is comprised of 17 separate operational funds, each a series of the HSBC Family of Funds (formerly, HSBC Investor Family of Funds), which also includes the HSBC Advisor Fund Trust and the HSBC Portfolios (formerly, HSBC Investor Portfolios) (the “Trusts’’). The accompanying Schedules of Portfolio Investments (“Schedules”) are presented for the following funds (individually a “Fund”, collectively the “Funds”):

Fund	Short Name
HSBC Growth Fund (formerly, HSBC Investor Growth Fund)	Growth Fund
HSBC Opportunity Fund (formerly, HSBC Investor Opportunity Fund)	Opportunity Fund
(Individually a “Feeder Fund”, collectively the “Feeder Funds”)

HSBC New York Tax-Free Money Market Fund (formerly, HSBC Investor New York Tax-Free Money Market Fund)	N.Y. Tax-Free Money Market Fund
HSBC Prime Money Market Fund (formerly, HSBC Investor Prime Money Market Fund)	Prime Money Market Fund
HSBC Tax-Free Money Market Fund (formerly, HSBC Investor Tax-Free Money Market Fund)	Tax-Free Money Market Fund
HSBC U.S. Government Money Market Fund (formerly, HSBC Investor U.S. Government Money Market Fund)	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund (formerly, HSBC Investor U.S. Treasury Money Market Fund)	U.S. Treasury Money Market Fund
(Individually a “Money Market Fund”, collectively the “Money Markets Funds”)

Aggressive Strategy Fund	Aggressive Strategy Fund
Balanced Strategy Fund	Balanced Strategy Fund
Moderate Strategy Fund	Moderate Strategy Fund
Conservative Strategy Fund	Conservative Strategy Fund
Income Strategy Fund	Income Strategy Fund
(Individually a “World Selection Fund”, collectively the “World Selection Funds”)

HSBC Emerging Markets Debt Fund	Emerging Markets Debt Fund
HSBC Emerging Markets Local Debt Fund	Emerging Markets Local Debt Fund
HSBC Frontier Markets Fund	Frontier Markets Fund
HSBC Total Return Fund	Total Return Fund
HSBC RMB Fixed Income Fund	RMB Fixed Income Fund
(Individually a “Emerging Markets Fund”, collectively the “Emerging Markets Funds”)

     The Feeder Funds, Money Market Funds, World Selection Funds and Emerging Markets Funds are collectively referred to as the “Funds.” Each of the Funds, excluding the Emerging Markets Funds, is a diversified fund. Each of the Emerging Markets Funds is a non-diversified fund.

     The HSBC Growth Portfolio (formerly HSBC Investor Growth Portfolio) and the HSBC Opportunity Portfolio (HSBC Investor Opportunity Portfolio) (individually a “Portfolio”, collectively the “Portfolios”) are a diversified series of the HSBC Investor Portfolios (the “Portfolios Trust”). The Portfolios Trust is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also may receive investments from certain funds of funds. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

     The Feeder Funds utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolios (as defined below):

		Proportionate
		Ownership
		Interest on
Feeder Fund	Respective Portfolio	July 31, 2012
Growth Fund	HSBC Growth Portfolio	87.4%
Opportunity Fund	HSBC Opportunity Portfolio	7.7%

     The World Selection Funds, excluding the Income Strategy Fund, (the “World Selection Feeder Funds”) also currently invest in the Portfolios. The Portfolios are part of the HSBC Investor Family of Funds, and like each Feeder Fund, are open-end management investment companies. The Portfolios’ Schedules are published separately and should be read in conjunction with the Schedules of the Feeder Funds and the World Selection Funds.

     Each of the World Selection Funds is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”) (the “Affiliated Underlying Funds”), as well as mutual funds managed by other investment advisers and exchange-traded funds (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). Each World Selection Fund may also purchase and hold Exchange Traded Notes (“ETNs”), which are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset. The Underlying Funds may include private equity funds and real estate funds that are organized as mutual funds or Exchange Traded Funds (“ETFs”). Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

     Under the Trust and Portfolios Trust’s organizational documents, the Trust’s and Portfolios Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds and Portfolios. In addition, in the normal course of business, the Trust and Portfolios Trust enter into contracts with service providers, which also provide for indemnifications by the Funds and Portfolios. The Funds’ and Portfolios’ maximum exposure under these arrangements is unknown, as this would involve any future claims that may be made against the Funds and the Portfolios. However, based on experience, the Trust and Portfolios Trust expect the risk of loss to be remote.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Funds and the Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

A. Feeder Funds, Emerging Markets Funds and Portfolios

     The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

B. Money Market Funds

     Investments of the Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

C. World Selection Funds

     The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds. The World Selection Feeder Funds record their investments in the Portfolios at fair value. The underlying securities of the Portfolios are recorded at fair value, as more fully discussed in the notes to those financial statements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value in funds or portfolios in which the World Selection Funds are invested are described in their respective notes to financial statements.

Investment Transactions:

A. Feeder Funds and World Selection Feeder Funds

     The Feeder Funds and World Selection Feeder Funds record investments into the Portfolios on a trade date basis. The Feeder Funds and World Selection Feeder Funds record daily their pro-rata income, expenses and realized and unrealized gains and losses derived from their respective Portfolios. Changes in holdings of the Affiliated Underlying Funds, Unaffiliated Underlying Funds, ETNs and ETFs for each World Selection Fund are reflected not later than one business day after trade date. However, for financial reporting purposes, changes in holdings of the Affiliated Underlying Funds, Unaffiliated Underlying Funds, ETNs and ETFs are accounted for on trade date. In addition, the Feeder Funds and World Selection Funds accrue their own expenses daily.

B. Portfolios, Money Market Funds and Emerging Markets Funds

     Investment transactions are accounted for not later than on the business day after trade date. However, for financial reporting purposes, changes in holdings are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis.

Restricted and Illiquid Securities:

     A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Trustees (“Trustees”) of the Trust and the Portfolios Trust. Therefore, not all restricted securities are considered illiquid. At July 31, 2012, the Funds and Portfolios did not hold any restricted securities that were not deemed liquid.

Participation Notes and Participatory Notes:

     The Frontier Markets Fund may invest in participation notes or participatory notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects the Fund that holds them to counterparty risk (and this risk may be amplified if the Fund purchases P-notes from only a small number of issuers).

Repurchase Agreements:

     The Funds (except the U.S. Treasury Money Market Fund) and Portfolios may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer’’ (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ or the Portfolios’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counter-party default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translation:

     The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

     Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Derivative Instruments:

     All open derivative positions at period end are reflected on the Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Exchange Contracts:

     Each Emerging Market Fund may enter into forward foreign currency exchange contracts. The Emerging Markets Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

     The Emerging Markets Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The Emerging Markets Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty.

     As of July 31, 2012, the Emerging Markets Funds entered into forward foreign currency exchange contracts for purpose of enhancing each Fund’s return. Open forward foreign currency exchange contracts as of July 31, 2012, are presented in the Emerging Markets Funds’ Schedules.

Options Contracts:

     The Emerging Markets Funds may purchase or write put and call options on securities, indices, foreign currencies and derivative instruments. When purchasing options, the Emerging Markets Funds pay a premium which is recorded as the cost basis in the investment and which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction. When writing options, the Emerging Markets Funds receive a premium which is recorded as a liability and which is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine the realized gains or losses.

     The Emerging Markets Funds may purchase or write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Emerging Markets Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The Emerging Markets Funds may enter into interest rate swaption agreements for hedging purposes. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises their option. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. The Emerging Markets Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in interest rates.

     The Emerging Markets Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to an Emerging Markets Fund at prearranged exposure levels to cover an Emerging Markets Fund’s exposure to the counterparty.

     As of July 31, 2012, the Emerging Markets Local Debt Fund and the Total Return Fund invested in options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Emerging Markets Local Debt Fund entered into interest rate swaption agreements for hedging purposes.

     The Emerging Markets Local Debt Fund had the following transactions in written call and put options during the period ended July 31, 2012:

	Number of	Premiums
Emerging Markets Local Debt Fund	Contracts	Received
Options outstanding at October 31, 2011	-	$-
Options written	(2,706,440)	(97,496)
Options exercised	1,425,000	20,075
Options expired	3,260	25,404
Options closed	1,100	3,543
Options outstanding at July 31, 2012	(1,277,080)	$(48,474)

	Number of	Premiums
Total Return Fund	Contracts	Received
Options outstanding at April 30, 2012	-	$-
Options written	(502,680)	(15,046)
Options outstanding at July 31, 2012	(502,680)	$(15,046)

Futures Contracts:

     Each Emerging Markets Fund may invest in futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Emerging Markets Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Emerging Markets Funds recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Emerging Markets Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by Emerging Markets Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of July 31, 2012, the Emerging Markets Funds did not have any open futures contracts.

Swap Agreements:

     The Emerging Markets Funds may enter into swap contracts and other similar instruments in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

     The Emerging Markets Funds will usually enter into swaps on a net basis, which means that the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying only the net amount of the two returns. Upfront receipts and payments are recorded as deferred income (liability) or deferred expense (asset), as the case may be. These upfront receipts and payments are amortized to income or expense over the life of the swap agreement. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as unrealized appreciation or depreciation on swap agreements and, when cash is exchanged, the gain or loss realized is recorded as realized gains or losses on swap agreements. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or pledging such securities as collateral.

     Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

     Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of July 31, 2012 for which a Fund is the seller of protection are disclosed in the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

     The Emerging Markets Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty.

     The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. As of July 31, 2012, the Emerging Markets Local Debt Fund entered into interest rate swap agreements to manage its exposure to interest rates and as a substitute for investing directly in securities. As of July 31, 2012, the Emerging Markets Debt Fund and Emerging Markets Local Debt Fund entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk.

3. Investment Valuation Summary

     The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

  Level 1—quoted prices in active markets for identical assets

  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Feeder Funds and World Selection Funds

     The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds and are typically categorized as Level 1 in the fair value hierarchy. The Feeder Funds and World Selection Feeder Funds record their investments in their respective Portfolios at fair value, which are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, respectively, as more fully discussed below.

Portfolios and Emerging Markets Funds

     Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

     Exchange traded, foreign equity securities are valued in the appropriate currency on the last quoted sale price and are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

     Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

     Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the 30 to 720 day forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange, as provided by an approved pricing service, and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

     Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

     Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued at the bid price as of the time net asset value is determined on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and matrix techniques which take into account appropriate factors such as the institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities and are typically categorized as Level 2 in the fair value hierarchy.

     Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio or Emerging Market Fund include governmental actions, natural disasters, and armed conflicts.

     In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios’ or Emerging Markets Funds’ net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When a Fund uses such a valuation model, the value assigned to the Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Funds to a significant extent.

Money Market Funds

     Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Funds can be expected to vary with changes in prevailing interest rates.

     Investments in other money market funds are priced at net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

     The following is a summary of the valuation inputs used as of July 31, 2012 in valuing the Funds’ and Portfolios’ investments based upon the three levels defined above:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Growth Fund
Investment Securities:
Affiliated Portfolio(a)	-	71,977,934	-	71,977,934
Total Investment Securities	-	71,977,934	-	71,977,934

Opportunity Fund
Investment Securities:
Affiliated Portfolio(a)	-	10,841,260	-	10,841,260
Total Investment Securities	-	10,841,260	-	10,841,260

New York Tax-Free Money Market Fund
Investment Securities(b):
Variable Rate Demand Notes	-	313,980,000	-	313,980,000
Municipal Bonds	-	6,543,244	-	6,543,244
Total Investment Securities	-	320,523,244	-	320,523,244

Prime Money Market Fund
Investment Securities(b):
Certificates of Deposit	-	888,097,153	-	888,097,153
Commercial Paper and Notes	-	2,348,055,038	-	2,348,055,038
Corporate Obligations	-	272,861,501	-	272,861,501
Yankee Dollars	-	291,852,741	-	291,852,741
Variable Rate Demand Notes	-	214,575,000	-	214,575,000
U.S. Treasury Obligations	-	571,645,738	-	571,645,738
Repurchase Agreements	-	320,000,000	-	320,000,000
Time Deposits	-	565,000,000	-	565,000,000
Total Investment Securities	-	5,472,087,171	-	5,472,087,171

Tax-Free Money Market Fund
Investment Securities(b):
Commercial Paper and Notes	-	2,000,000	-	2,000,000
Variable Rate Demand Notes	-	81,100,000	-	81,100,000
Municipal Bonds	-	17,893,479	-	17,893,479
Total Investment Securities	-	100,993,479	-	100,993,479

U.S. Government Money Market Fund
Investment Securities(b):
U.S. Government and Government Agency Obligations	-	1,257,654,494	-	1,257,654,494
U.S. Treasury Obligations	-	815,236,208	-	815,236,208
Repurchase Agreements	-	2,910,000,000	-	2,910,000,000
Total Investment Securities	-	4,982,890,702	-	4,982,890,702

U.S. Treasury Money Market Fund
Investment Securities(b):
U.S. Treasury Obligations	-	2,521,443,033	-	2,521,443,033
Total Investment Securities	-	2,521,443,033	-	2,521,443,033

Aggressive Strategy Fund
Investment Securities:
Affiliated Investment Companies	345,113	-	-	345,113
Affiliated Portfolios(a)	-	2,841,958	-	2,841,958
Unaffiliated Investment Companies	10,273,578	-	-	10,273,578
Exchange Traded Funds	4,291,575	-	-	4,291,575
Total Investment Securities	14,910,266	2,841,958	-	17,752,224

Balanced Strategy Fund
Investment Securities:
Affiliated Investment Companies	5,110,314	-	-	5,110,314
Affiliated Portfolios(a)	-	6,240,226	-	6,240,226
Unaffiliated Investment Companies	30,789,881	-	-	30,789,881
Exchange Traded Funds	10,017,268	-	-	10,017,268
Total Investment Securities	45,917,463	6,240,226	-	52,157,689

Moderate Strategy Fund
Investment Securities:
Affiliated Investment Companies	5,847,744	-	-	5,847,744
Affiliated Portfolios(a)	-	3,791,136	-	3,791,136
Unaffiliated Investment Companies	30,807,776	-	-	30,807,776
Exchange Traded Funds	6,055,857	-	-	6,055,857
Total Investment Securities	42,711,377	3,791,136	-	46,502,513

Conservative Strategy Fund
Investment Securities:
Affiliated Investment Companies	2,884,127	-	-	2,884,127
Affiliated Portfolios(a)	-	1,142,459	-	1,142,459
Unaffiliated Investment Companies	16,732,426	-	-	16,732,426
Exchange Traded Funds	1,705,460	-	-	1,705,460
Total Investment Securities	21,322,013	1,142,459	-	22,464,472

Income Strategy Fund
Investment Securities:
Affiliated Investment Companies	83,893	-	-	83,893
Unaffiliated Investment Companies	664,337	-	-	664,337
Exchange Traded Fund	9,702	-	-	9,702
Total Investment Securities	757,932	-	-	757,932

Emerging Markets Debt Fund
Investment Securities:
Yankee Dollars(b)	-	37,300,118	-	37,300,118
Investment Company	603,753	-	-	603,753
Total Investment Securities	603,753	37,300,118	-	37,903,871
Other Financial Instruments:(c)
Credit Default Swap Agreements	-	43,145	-	43,145
Forward Foreign Currency Exchange Contracts	-	38,276	-	38,276
Total Investments	603,753	37,381,539	-	37,985,292

Emerging Markets Local Debt Fund
Investment Securities:
Foreign Bonds(b)	-	15,687,180	-	15,687,180
Yankee Dollars(b)	-	1,509,905	-	1,509,905
Purchased Options	-	55,267	-	55,267
Investment Company	13,746,341	-	-	13,746,341
Total Investment Securities	13,746,341	17,252,352	-	30,998,693
Other Financial Instruments:(c)
Interest Rate Swap Agreements	-	105,918	-	105,918
Forward Foreign Currency Exchange Contracts	-	198,801	-	198,801
Written Options	-	(8,129)	-	(8,129)
Total Investments	-	296,590	-	296,590

Frontier Markets Fund
Investment Securities:
Common Stocks(b)	13,160,698	-	-	13,160,698
Preferred Stock(b)	587,774	-	-	587,774
Convertible Corporate Bond(b)	-	-	37,852	37,852
Participatory Notes(b)	-	1,100,925	-	1,100,925
Exchange Traded Fund	106,615	-	-	106,615
Investment Company	283,476	-	-	283,476
Total Investment Securities	14,138,563	1,138,777	-	15,277,340

Total Return Fund
Investment Securities:
Corporate Bond(b)	-	887,965	-	887,965
Foreign Bonds(b)	-	10,164,479	-	10,164,479
Yankee Dollars(b)	-	85,983,231	-	85,983,231
U.S. Treasury Obligations	-	86,770,206	-	86,770,206
Purchased Options	-	28,285	-	28,285
Total Investment Securities	-	183,834,166	-	183,834,166
Other Financial Instruments:(c)
Interest Rate Swap Agreements	-	(41,424)	-	(41,424)
Credit Default Swap Agreements	-	671,639	-	671,639
Forward Foreign Currency Exchange Contracts	-	494,589	-	494,589
Written Options	-	(255)	-	(255)
Total Investment Securities	-	1,124,549	-	1,124,549

RMB Fixed Income Fund
Investment Securities:
Foreign Bonds(b)	-	7,115,712	-	7,115,712
Certificates of Deposit(b)		2,632,968	-	2,632,968
Investment Company	362,759	-	-	362,759
Total Investment Securities	362,759	9,748,680	-	10,111,439

Growth Portfolio
Investment Securities:
Common Stocks(b)	80,301,284	-	-	80,301,284
Investment Companies	3,065,401	-	-	3,065,401
Total Investment Securities	83,366,685	-	-	83,366,685

Opportunity Portfolio
Investment Securities:
Common Stocks(b)	135,281,768	-	-	135,281,768
Investment Company	7,122,512	-	-	7,122,512
Total Investment Securities	142,404,280	-	-	142,404,280

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds' master-feeder structure, the inputs used for valuing these instruments are categorized as Level 2.
(b)	For detailed industry or country descriptions, see the accompanying Schedules of Portfolio Investments.
(c)	Other financial instruments would include any derivative instruments, such as forward foreign currency exchange contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

			Change in
			unrealized		Transfers in/
	Balance as of	Net realized gains/	appreciation/	Gross	(out) of	Balance as of
HSBC Frontier Markets Fund	October 31, 2011	(losses)	(depreciation)	purchases	Level 3	July 31, 2012
Investment Securities:
Warrants:
Canada	$-	$-	$-	$-	$-	$-
Convertible Corporate Bonds
Oman	-	-	-	37,852	-	37,852
Total Investment Securities	$-	$-	$-	$37,852	$-	$37,852

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at	Valuation Basis at				Weighted
Type of Assets	07/31/2012	07/31/2012	Valuation Technique(s)	Unobservable Input(s)	Range	Average
Frontier Markets Fund
Investment Securities:
Warrants:
Canada:
EastCoal, Inc.	$-	Valued at zero	N/A	N/A	--	--
Convertible Corporate Bonds:
Oman:
Renaissance Services	$37,852	Original cost	N/A	N/A	--	--
Total Investment Securities	$37,852

4. Investment Risks:

     Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

     Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater affect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

     Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

     Concentration of Credit Risk: The New York Tax-Free Money Market Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York municipal securities than are municipal money market funds that are not concentrated in these issuers to the same extent. The RMB Fixed Income Fund is likely to be more volatile than the performance of other mutual funds due to its focused investment in instruments having exposure to China. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds.

5. Federal Income Tax Information:

     At July 31, 2012, the cost basis of securities (which excludes investments in Affiliated Portfolios) for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

HSBC Funds Taxtable

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)
New York Tax-Free Money Market Fund	320,523,244	-	-	-
Prime Money Market Fund	5,472,087,171	-	-	-
Tax-Free Money Market Fund	100,993,479	-	-	-
U.S. Government Money Market Fund	4,982,890,702	-	-	-
U.S Treasury Money Market Fund	2,521,443,033	-	-	-
Aggressive Strategy Fund	15,059,043	405,595	(554,372)	(148,777)
Balanced Strategy Fund	46,255,114	1,417,331	(1,754,982)	(337,651)
Conservative Strategy Fund	20,932,386	713,624	(323,997)	389,627
Income Strategy Fund	746,197	11,735	-	11,735
Moderate Strategy Fund	42,639,723	1,300,410	(1,228,756)	71,654
Emerging Markets Debt Fund	34,686,672	3,361,328	(144,129)	3,217,199
Emerging Markets Local Debt Fund	31,641,385	332,996	(975,688)	(642,692)
Frontier Markets Fund	14,837,475	1,470,705	(1,030,840)	439,865
Total Return Fund	183,121,864	1,022,976	(310,674)	712,302
RMB Fixed Income Fund	10,113,148	17,204	(18,913)	(1,709)
Growth Portfolio	65,330,820	19,673,292	(1,637,427)	18,035,865
Opportunity Portfolio	131,755,160	18,960,442	(8,311,322)	10,649,120

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Funds

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 21, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 21, 2012

By (Signature and Title)*	/s/ Ty Edwards
Ty Edwards, Treasurer

Date	September 21, 2012